AB Global High Income Fund

Portfolio of Investments

December 31, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 60.1%
Industrial – 52.0%
Basic – 3.9%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(a) (b)	U.S.$	140	$137,353
Alcoa Nederland Holding BV 4.125%, 03/31/2029(b)		295	274,627
7.125%, 03/15/2031(b)		845	873,481
ASP Unifrax Holdings, Inc. 7.10% (7.10% Cash or 5.85% Cash and 1.25% PIK), 09/30/2029(b) (c)		2,659	1,747,514
10.425% (10.425% Cash and 11.175% PIK), 09/30/2029(b) (c)		2,868	2,898,862
Axalta Coating Systems LLC 3.375%, 02/15/2029(b)		504	457,726
Chemours Co. (The) 8.00%, 01/15/2033(b)		177	172,926
Cleveland-Cliffs, Inc. 7.00%, 03/15/2032(b)		2,917	2,864,090
Clydesdale Acquisition Holdings, Inc. 6.625%, 04/15/2029(b)		384	386,589
6.875%, 01/15/2030(b)		85	85,562
Constellium SE 3.125%, 07/15/2029(b)	EUR	1,009	992,054
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 02/01/2026	U.S.$	484	479,157
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(b)		536	519,615
Domtar Corp. 6.75%, 10/01/2028(b)		423	388,880
Element Solutions, Inc. 3.875%, 09/01/2028(b)		2,215	2,100,517
ERP Iron Ore LLC 9.04%, 12/31/2019(c) (d) (e) (f) (g)		240	0
FMG Resources August 2006 Pty Ltd. 4.375%, 04/01/2031(b)		2,125	1,924,838
5.875%, 04/15/2030(b)		86	84,504
6.125%, 04/15/2032(b)		2,651	2,629,594
Graham Packaging Co., Inc. 7.125%, 08/15/2028(b)		619	609,853
Graphic Packaging International LLC 3.50%, 03/15/2028(b)		1,347	1,256,231
3.75%, 02/01/2030(b)		1,661	1,499,579
6.375%, 07/15/2032(b)		1,662	1,665,697
Hudbay Minerals, Inc. 4.50%, 04/01/2026(b)		434	427,900
INEOS Finance PLC 6.375%, 04/15/2029(b)	EUR	1,160	1,260,049
INEOS Quattro Finance 2 PLC 8.50%, 03/15/2029(b)		1,726	1,911,742
INEOS Styrolution Ludwigshafen GmbH 2.25%, 01/16/2027(b)		104	104,957
Ingevity Corp. 3.875%, 11/01/2028(b)	U.S.$	495	452,284
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(b)		876	861,973
LABL, Inc. 5.875%, 11/01/2028(b)		547	488,194
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023(d) (e) (f) (g) (h)		2,857	0
Methanex US Operations, Inc. 6.25%, 03/15/2032(b)		177	175,006
Mineral Resources Ltd. 8.125%, 05/01/2027(b)		158	158,635
8.50%, 05/01/2030(b)		394	402,408
9.25%, 10/01/2028(b)		856	899,173

	Principal Amount (000)		U.S. $ Value

Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027(b)	U.S.$	510	$506,300
Reno de Medici SpA 7.89% (EURIBOR 3 Month + 5.00%), 04/15/2029(b) (i)	EUR	960	849,393
Roller Bearing Co. of America, Inc. 4.375%, 10/15/2029(b)	U.S.$	143	133,136
SCIL IV LLC/SCIL USA Holdings LLC 4.375%, 11/01/2026(b)	EUR	320	330,340
5.375%, 11/01/2026(b)	U.S.$	1,039	1,017,646
Sealed Air Corp./Sealed Air Corp. US 6.125%, 02/01/2028(b)		520	521,947
SNF Group SACA 3.125%, 03/15/2027(b)		655	618,413
3.375%, 03/15/2030(b)		951	832,681
SunCoke Energy, Inc. 4.875%, 06/30/2029(b)		414	375,841
Vibrantz Technologies, Inc. 9.00%, 02/15/2030(b)		382	352,608
WR Grace Holdings LLC 4.875%, 06/15/2027(b)		1,686	1,633,427

			38,363,302

Capital Goods – 4.2%
Arcosa, Inc. 6.875%, 08/15/2032(b)		1,237	1,257,199
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(b) (c)	EUR	3,137	297,971
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 6.00%, 06/15/2027(b)	U.S.$	1,156	1,146,798
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.125%, 08/15/2026(b)	EUR	721	667,480
4.125%, 08/15/2026(b)	U.S.$	555	482,740
Ball Corp. 2.875%, 08/15/2030		1,298	1,111,683
Bombardier, Inc. 6.00%, 02/15/2028(b)		704	700,342
7.25%, 07/01/2031(b)		862	888,999
7.875%, 04/15/2027(b)		599	599,289
8.75%, 11/15/2030(b)		1,295	1,393,201
Calderys Financing LLC 11.25%, 06/01/2028(b)		1,689	1,810,438
Camelot Return Merger Sub, Inc. 8.75%, 08/01/2028(b)		446	427,349
Clean Harbors, Inc. 4.875%, 07/15/2027(b)		25	24,472
Crown Americas LLC 5.25%, 04/01/2030		411	400,161
Dycom Industries, Inc. 4.50%, 04/15/2029(b)		391	365,123
Eco Material Technologies, Inc. 7.875%, 01/31/2027(b)		2,786	2,831,967
EnerSys 4.375%, 12/15/2027(b)		935	892,521
Esab Corp. 6.25%, 04/15/2029(b)		654	662,374
F-Brasile SpA/F-Brasile US LLC Series XR 7.375%, 08/15/2026(b)		957	957,375
GFL Environmental, Inc. 6.75%, 01/15/2031(b)		523	537,529
Goat Holdco LLC 6.75%, 02/01/2032(b)		850	841,659
Griffon Corp. 5.75%, 03/01/2028		683	669,489

	Principal Amount (000)		U.S. $ Value

Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.00%, 02/15/2029(b)	U.S.$	407	$425,350
LSB Industries, Inc. 6.25%, 10/15/2028(a) (b)		1,348	1,302,223
Madison IAQ LLC 5.875%, 06/30/2029(b)		1,113	1,050,494
Maxim Crane Works Holdings Capital LLC 11.50%, 09/01/2028(b)		340	359,581
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(b)		1,879	1,774,815
Moog, Inc. 4.25%, 12/15/2027(b)		50	47,731
Mueller Water Products, Inc. 4.00%, 06/15/2029(b)		291	268,789
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 04/15/2030(b)		381	357,491
Paprec Holding SA 7.25%, 11/17/2029(b)	EUR	569	624,953
Silgan Holdings, Inc. 4.125%, 02/01/2028	U.S.$	384	366,612
Summit Materials LLC/Summit Materials Finance Corp. 7.25%, 01/15/2031(b)		470	498,537
TK Elevator Midco GmbH 4.375%, 07/15/2027(b)	EUR	585	605,188
TransDigm, Inc. 4.625%, 01/15/2029	U.S.$	290	271,595
4.875%, 05/01/2029		1,954	1,838,980
6.00%, 01/15/2033(b)		3,691	3,617,545
6.75%, 08/15/2028(b)		2,448	2,471,941
6.875%, 12/15/2030(b)		1,667	1,696,125
Trinity Industries, Inc. 7.75%, 07/15/2028(b)		1,388	1,439,995
Triumph Group, Inc. 9.00%, 03/15/2028(b)		2,158	2,248,973
WESCO Distribution, Inc. 6.375%, 03/15/2029(b)		916	926,762

			41,159,839

Communications - Media – 6.9%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(b)		164	155,138
AMC Networks, Inc. 4.25%, 02/15/2029		1,084	848,257
10.25%, 01/15/2029(b)		2,531	2,688,066
Arches Buyer, Inc. 6.125%, 12/01/2028(b)		658	587,194
Banijay Entertainment SAS 7.00%, 05/01/2029(b)	EUR	603	658,134
8.125%, 05/01/2029(b)	U.S.$	805	832,328
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 02/01/2031(b)		2,762	2,405,861
4.50%, 08/15/2030(b)		4,665	4,186,888
4.50%, 05/01/2032		845	727,652
4.50%, 06/01/2033(b)		3,276	2,754,589
4.75%, 02/01/2032(b)		7,063	6,194,688
6.375%, 09/01/2029(b)		1,760	1,745,592
Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/2027(b)		328	315,818
CSC Holdings LLC 4.625%, 12/01/2030(b)		1,142	593,837
5.375%, 02/01/2028(b)		1,029	886,300
5.50%, 04/15/2027(b)		1,803	1,612,221
5.75%, 01/15/2030(b)		5,261	2,990,958
7.50%, 04/01/2028(b)		823	562,791
11.25%, 05/15/2028(b)		824	812,310
11.75%, 01/31/2029(b)		581	572,731
Deluxe Corp. 8.125%, 09/15/2029(b)		177	179,560

	Principal Amount (000)		U.S. $ Value

DISH DBS Corp. 5.125%, 06/01/2029	U.S.$	3,772	$2,394,977
5.25%, 12/01/2026(b)		3,571	3,249,163
5.75%, 12/01/2028(b)		2,596	2,218,135
Gray Television, Inc. 5.375%, 11/15/2031(b)		671	357,063
7.00%, 05/15/2027(b)		995	964,012
iHeartCommunications, Inc. 7.75%, 08/15/2030(b)		39	30,640
9.125%, 05/01/2029(b)		1,535	1,335,818
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(b)		3,694	2,978,869
6.75%, 10/15/2027(b)		1,366	1,232,811
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(b)		688	671,030
Neptune Bidco US, Inc. 9.29%, 04/15/2029(b)		545	507,289
Nexstar Media, Inc. 4.75%, 11/01/2028(b)		557	519,593
Paramount Global 6.25%, 02/28/2057		423	403,723
6.375%, 03/30/2062		1,344	1,298,768
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(b)		1,851	1,614,887
Sinclair Television Group, Inc. 4.125%, 12/01/2030(b)		552	407,736
5.50%, 03/01/2030(b)		320	215,818
Sirius XM Radio LLC 4.00%, 07/15/2028(b)		2,835	2,612,390
Summer BC Holdco B SARL 5.75%, 10/31/2026(b)	EUR	1,395	1,442,181
TEGNA, Inc. 4.625%, 03/15/2028	U.S.$	570	540,861
5.00%, 09/15/2029		333	311,625
Townsquare Media, Inc. 6.875%, 02/01/2026(b)		379	377,188
Univision Communications, Inc. 6.625%, 06/01/2027(b)		1,947	1,940,683
7.375%, 06/30/2030(b)		1,186	1,135,795
8.00%, 08/15/2028(b)		1,261	1,284,051
8.50%, 07/31/2031(b)		1,244	1,221,538
Urban One, Inc. 7.375%, 02/01/2028(b)		302	187,990
Virgin Media Secured Finance PLC 4.50%, 08/15/2030(b)		508	437,656
VZ Secured Financing BV 5.00%, 01/15/2032(b)		1,438	1,267,682
VZ Vendor Financing II BV 2.875%, 01/15/2029(b)	EUR	885	839,896
Ziggo Bond Co. BV 5.125%, 02/28/2030(b)	U.S.$	1,754	1,581,495

			67,892,276

Communications - Telecommunications – 3.8%
Altice Financing SA 5.00%, 01/15/2028(b)		516	404,379
5.75%, 08/15/2029(b)		2,023	1,484,790
Altice France Holding SA 4.00%, 02/15/2028(b)	EUR	332	77,373
6.00%, 02/15/2028(b)	U.S.$	359	93,668
10.50%, 05/15/2027(b)		2,710	786,847
Altice France SA 3.375%, 01/15/2028(b)	EUR	885	692,358
5.125%, 01/15/2029(b)	U.S.$	391	295,273
5.125%, 07/15/2029(b)		6,037	4,527,586
5.50%, 01/15/2028(b)		492	366,797
5.50%, 10/15/2029(b)		2,257	1,718,325
8.125%, 02/01/2027(b)		1,393	1,128,508
Cogent Communications Group LLC 3.50%, 05/01/2026(b)		450	435,679

	Principal Amount (000)		U.S. $ Value

Consolidated Communications, Inc. 6.50%, 10/01/2028(b)	U.S.$	446	$429,489
EchoStar Corp. 10.75%, 11/30/2029		3,817	4,105,147
Hughes Satellite Systems Corp. 5.25%, 08/01/2026		1,033	944,660
Iliad Holding SASU 7.00%, 04/15/2032(b)		200	201,272
Intelsat Jackson Holdings SA 6.50%, 03/15/2030(b)		571	527,828
Level 3 Financing, Inc. 4.875%, 06/15/2029(b)		956	831,542
10.75%, 12/15/2030(b)		2,111	2,366,561
11.00%, 11/15/2029(b)		1,780	2,003,207
Lorca Telecom Bondco SA 4.00%, 09/18/2027(b)	EUR	852	882,643
Optics Bidco SpA 7.20%, 07/18/2036(b)	U.S.$	259	265,603
7.72%, 06/04/2038(b)		1,055	1,114,352
Telecom Italia Capital SA 7.72%, 06/04/2038		509	528,285
United Group BV 3.625%, 02/15/2028(b)	EUR	237	239,827
4.625%, 08/15/2028(b)		481	493,881
6.75%, 02/15/2031(b)		616	659,141
7.27% (EURIBOR 3 Month + 4.25%), 02/01/2029(b) (i)		539	559,963
Vmed O2 UK Financing I PLC 4.25%, 01/31/2031(b)	U.S.$	980	832,003
4.75%, 07/15/2031(b)		3,639	3,124,867
7.75%, 04/15/2032(b)		3,288	3,313,841
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/01/2031(b)		1,305	1,347,653
Zayo Group Holdings, Inc. 4.00%, 03/01/2027(b)		464	427,692

			37,211,040

Consumer Cyclical - Automotive – 2.2%
Allison Transmission, Inc. 3.75%, 01/30/2031(b)		1,026	907,378
Aston Martin Capital Holdings Ltd. 10.00%, 03/31/2029(b)		2,904	2,835,444
Dana Financing Luxembourg SARL 5.75%, 04/15/2025(b)		55	54,835
Dana, Inc. 4.25%, 09/01/2030		760	706,555
5.375%, 11/15/2027		109	107,461
5.625%, 06/15/2028		182	179,514
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(d) (e) (f) (g) (h) (j)		2,940	0
Exide Technologies (First Lien) 11.00%, 10/31/2024(d) (e) (f) (g) (h) (j)		1,207	0
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 05/31/2032(b)		1,852	1,876,303
IHO Verwaltungs GmbH 6.375% (6.375% Cash or 7.125% PIK), 05/15/2029(b) (c)		200	192,502
6.75% (6.75% Cash or 7.50% PIK), 11/15/2029(b) (c)	EUR	511	541,213
7.75% (7.75% Cash or 8.50% PIK), 11/15/2030(b) (c)	U.S.$	695	696,949
8.75% (8.75% Cash or 9.50% PIK), 05/15/2028(b) (c)	EUR	306	334,339
Mclaren Finance PLC 7.50%, 08/01/2026(b)	U.S.$	1,973	1,966,629
PM General Purchaser LLC 9.50%, 10/01/2028(b)		1,250	1,241,765
Real Hero Merger Sub 2, Inc. 6.25%, 02/01/2029(b)		1,530	1,316,852

	Principal Amount (000)		U.S. $ Value

Tenneco, Inc. 8.00%, 11/17/2028(b)	U.S.$	2,795	$2,600,011
Titan International, Inc. 7.00%, 04/30/2028		1,465	1,435,629
ZF Finance GmbH Series E 2.00%, 05/06/2027(b)	EUR	200	194,472
2.75%, 05/25/2027(b)		900	887,043
ZF North America Capital, Inc. 4.75%, 04/29/2025(b)	U.S.$	1,460	1,453,558
6.75%, 04/23/2030(b)		678	653,101
6.875%, 04/14/2028(b)		892	893,927
7.125%, 04/14/2030(b)		504	494,700

			21,570,180

Consumer Cyclical - Entertainment – 1.7%
Carnival Corp. 5.75%, 03/01/2027(b)		433	431,574
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.25%, 07/15/2029		85	81,666
Lindblad Expeditions LLC 6.75%, 02/15/2027(b)		365	365,257
Live Nation Entertainment, Inc. 3.75%, 01/15/2028(b)		19	17,934
6.50%, 05/15/2027(b)		521	526,675
Merlin Entertainments Group US Holdings, Inc. 7.375%, 02/15/2031(b)		428	413,990
Motion Bondco DAC 4.50%, 11/15/2027(b)	EUR	670	669,716
Motion Finco SARL 7.375%, 06/15/2030(b)		531	560,060
NCL Corp., Ltd. 5.875%, 03/15/2026(b)	U.S.$	545	544,421
5.875%, 02/15/2027(b)		900	897,564
Royal Caribbean Cruises Ltd. 4.25%, 07/01/2026(b)		93	90,908
5.375%, 07/15/2027(b)		2,008	1,995,394
5.50%, 08/31/2026(b)		948	947,134
5.50%, 04/01/2028(b)		4,264	4,233,934
Six Flags Entertainment Corp./DE 7.25%, 05/15/2031(b)		1,082	1,104,883
Viking Cruises Ltd. 7.00%, 02/15/2029(b)		1,752	1,758,272
9.125%, 07/15/2031(b)		83	89,187
VOC Escrow Ltd. 5.00%, 02/15/2028(b)		1,749	1,703,387

			16,431,956

Consumer Cyclical - Other – 3.7%
Affinity Interactive 6.875%, 12/15/2027(b)		454	339,201
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028(b)		361	383,609
Boyd Gaming Corp. 4.75%, 12/01/2027		482	467,261
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(b)		1,097	994,565
6.25%, 09/15/2027(b)		416	412,146
Builders FirstSource, Inc. 4.25%, 02/01/2032(b)		650	574,165
5.00%, 03/01/2030(b)		466	443,275
6.375%, 03/01/2034(b)		1,047	1,034,157
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029(b)		618	608,373
Century Communities, Inc. 3.875%, 08/15/2029(b)		406	363,775
6.75%, 06/01/2027		25	25,033

	Principal Amount (000)		U.S. $ Value

Churchill Downs, Inc. 4.75%, 01/15/2028(b)	U.S.$	491	$473,435
5.75%, 04/01/2030(b)		540	529,946
Cirsa Finance International SARL 6.50%, 03/15/2029(b)	EUR	559	610,011
Forestar Group, Inc. 3.85%, 05/15/2026(b)	U.S.$	385	374,133
Great Canadian Gaming Corp. 8.75%, 11/15/2029(b)		868	892,100
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(b)		1,538	1,335,106
3.75%, 05/01/2029(b)		885	815,826
5.875%, 04/01/2029(b)		1,286	1,281,980
5.875%, 03/15/2033(b)		1,690	1,661,471
6.125%, 04/01/2032(b)		738	736,634
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875%, 07/01/2031(b)		560	500,763
5.00%, 06/01/2029(b)		1,598	1,501,862
6.625%, 01/15/2032(b)		290	290,940
LGI Homes, Inc. 7.00%, 11/15/2032(b)		703	696,501
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(b)		526	490,395
Masterbrand, Inc. 7.00%, 07/15/2032(b)		1,047	1,054,568
Mattamy Group Corp. 4.625%, 03/01/2030(b)		55	51,145
MGM Resorts International 4.625%, 09/01/2026		5	4,929
4.75%, 10/15/2028		833	797,242
Miller Homes Group Finco PLC 7.00%, 05/15/2029(b)	GBP	679	825,123
8.27% (EURIBOR 3 Month + 5.25%), 05/15/2028(b) (i)	EUR	514	535,519
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(b)	U.S.$	361	362,692
Mohegan Tribal Gaming Authority 8.00%, 02/01/2026(b)		459	456,049
Playtech PLC 4.25%, 03/07/2026(b)	EUR	43	44,385
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.625%, 09/01/2029(b)	U.S.$	527	410,425
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 04/01/2029		911	854,749
Standard Building Solutions, Inc. 6.50%, 08/15/2032(b)		488	489,326
Standard Industries, Inc./NY 4.375%, 07/15/2030(b)		705	642,817
4.75%, 01/15/2028(b)		580	556,128
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(b)		1,785	1,782,029
Taylor Morrison Communities, Inc. 5.125%, 08/01/2030(b)		92	87,966
5.75%, 01/15/2028(b)		376	373,252
5.875%, 06/15/2027(b)		87	87,199
Thor Industries, Inc. 4.00%, 10/15/2029(b)		1,179	1,066,623
Travel & Leisure Co. 4.50%, 12/01/2029(b)		911	850,069
4.625%, 03/01/2030(b)		2,415	2,240,176
6.00%, 04/01/2027(a)		725	725,020
6.625%, 07/31/2026(b)		1,110	1,117,193
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028(b)		409	387,811

	Principal Amount (000)		U.S. $ Value

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(b)	U.S.$	781	$771,698
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(b)		1,988	1,904,135

			36,314,931

Consumer Cyclical - Restaurants – 0.5%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(b)		1,286	1,216,015
4.00%, 10/15/2030(b)		630	563,441
4.375%, 01/15/2028(b)		963	921,452
6.125%, 06/15/2029(b)		2,000	2,007,090
CEC Entertainment LLC 6.75%, 05/01/2026(b)		382	379,778

			5,087,776

Consumer Cyclical - Retailers – 3.2%
Arko Corp. 5.125%, 11/15/2029(b)		1,035	941,869
Asbury Automotive Group, Inc. 4.50%, 03/01/2028		541	518,266
4.625%, 11/15/2029(b)		1,273	1,187,177
5.00%, 02/15/2032(b)		827	756,889
Bath & Body Works, Inc. 5.25%, 02/01/2028		845	832,614
6.75%, 07/01/2036		98	99,581
6.875%, 11/01/2035		519	530,702
7.60%, 07/15/2037		261	263,610
9.375%, 07/01/2025(b)		41	41,699
BCPE Ulysses Intermediate, Inc. 7.75% (7.75% Cash or 8.50% PIK), 04/01/2027(b) (c)		518	511,744
Beacon Roofing Supply, Inc. 6.50%, 08/01/2030(b)		293	297,164
Carvana Co. 5.50%, 04/15/2027(b)		415	386,519
9.00% (9.00% Cash or 12.00% PIK), 12/01/2028(a) (b) (c)		534	570,438
13.00% (11.00% Cash or 13.00% PIK), 06/01/2030(a) (b) (c)		2,001	2,204,273
14.00%, 06/01/2031(a) (b) (c)		993	1,190,769
Cougar JV Subsidiary LLC 8.00%, 05/15/2032(b)		2,172	2,253,576
CT Investment GmbH 6.375%, 04/15/2030(b)	EUR	516	557,199
eG Global Finance PLC 12.00%, 11/30/2028(b)	U.S.$	392	438,325
FirstCash, Inc. 6.875%, 03/01/2032(b)		1,871	1,878,011
Global Auto Holdings Ltd/AAG FH UK Ltd. 8.375%, 01/15/2029(b)		1,503	1,389,820
8.75%, 01/15/2032(b)		835	747,134
11.50%, 08/15/2029(b)		358	364,891
Group 1 Automotive, Inc. 4.00%, 08/15/2028(b)		1,195	1,117,486
6.375%, 01/15/2030(b)		352	353,395
Hanesbrands, Inc. 4.875%, 05/15/2026(b)		877	862,907
Kontoor Brands, Inc. 4.125%, 11/15/2029(b)		894	823,272
LCM Investments Holdings II LLC 4.875%, 05/01/2029(b)		1,452	1,355,790
Lithia Motors, Inc. 3.875%, 06/01/2029(b)		480	438,739
Michaels Cos., Inc. (The) 5.25%, 05/01/2028(b)		605	456,828
7.875%, 05/01/2029(b)		878	532,429

	Principal Amount (000)		U.S. $ Value

Nordstrom, Inc. 4.375%, 04/01/2030	U.S.$	532	$481,824
5.00%, 01/15/2044		4	2,989
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/2029(b)		502	485,122
Sonic Automotive, Inc. 4.625%, 11/15/2029(b)		2,519	2,326,281
4.875%, 11/15/2031(b)		144	129,054
Staples, Inc. 10.75%, 09/01/2029(b)		2,506	2,467,401
12.75%, 01/15/2030(b)		1,061	830,059
Victoria’s Secret & Co. 4.625%, 07/15/2029(b)		428	388,771
White Cap Buyer LLC 6.875%, 10/15/2028(b)		161	159,047

			31,173,664

Consumer Non-Cyclical – 7.1%
1375209 BC Ltd. 9.00%, 01/30/2028(b)		652	650,493
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.625%, 01/15/2027(b)		615	601,686
6.50%, 02/15/2028(b)		2,565	2,598,347
Bausch & Lomb Corp. 8.375%, 10/01/2028(b)		3,238	3,367,828
Bausch Health Americas, Inc. 8.50%, 01/31/2027(b)		543	447,712
Bausch Health Cos., Inc. 4.875%, 06/01/2028(b)		5,068	4,063,359
5.25%, 01/30/2030(b)		8	4,376
5.75%, 08/15/2027(b)		477	415,121
6.25%, 02/15/2029(b)		640	396,282
7.25%, 05/30/2029(b)		291	186,998
11.00%, 09/30/2028(b)		1,262	1,198,576
CAB SELAS 3.375%, 02/01/2028(b)	EUR	1,880	1,805,737
Cheplapharm Arzneimittel GmbH 7.50%, 05/15/2030(b)		770	784,905
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(b)	U.S.$	493	382,978
5.625%, 03/15/2027(b)		1,371	1,314,716
6.00%, 01/15/2029(b)		1,466	1,311,893
6.125%, 04/01/2030(b)		3,640	2,496,574
6.875%, 04/01/2028(b)		213	155,006
6.875%, 04/15/2029(b)		1,328	1,000,980
10.875%, 01/15/2032(b)		79	81,506
DaVita, Inc. 3.75%, 02/15/2031(b)		710	613,759
4.625%, 06/01/2030(b)		4,391	4,033,500
Elanco Animal Health, Inc. 6.65%, 08/28/2028(a)		1,686	1,714,764
Embecta Corp. 5.00%, 02/15/2030(b)		1,552	1,427,371
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(b)		1,516	1,240,333
Encompass Health Corp. 4.50%, 02/01/2028		484	466,707
Endo Finance Holdings, Inc. 8.50%, 04/15/2031(b)		1,024	1,083,566
Fortrea Holdings, Inc. 7.50%, 07/01/2030(b)		406	406,574
Global Medical Response, Inc. 10.00%, 10/31/2028(a) (b) (c)		158	158,781
Grifols SA 3.875%, 10/15/2028(b)	EUR	1,806	1,688,775
7.50%, 05/01/2030(b)		1,300	1,409,928
Gruenenthal GmbH 6.75%, 05/15/2030(b)		1,067	1,178,593

	Principal Amount (000)		U.S. $ Value

HLF Financing SARL LLC/Herbalife International, Inc. 12.25%, 04/15/2029(b)	U.S.$	422	$441,150
Iceland Bondco PLC 8.52% (EURIBOR 3 Month + 5.50%), 12/15/2027(b) (i)	EUR	385	402,967
10.875%, 12/15/2027(b)	GBP	162	216,765
IQVIA, Inc. 2.25%, 03/15/2029(b)	EUR	862	851,110
Lamb Weston Holdings, Inc. 4.125%, 01/31/2030(b)	U.S.$	1,062	971,555
Medline Borrower LP 5.25%, 10/01/2029(b)		2,300	2,214,336
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 04/01/2029(b)		189	190,924
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(b)		1,922	1,647,539
5.75%, 11/01/2028(b)		2,810	1,830,023
Neogen Food Safety Corp. 8.625%, 07/20/2030(b)		883	947,137
Newell Brands, Inc. 5.70%, 04/01/2026(a)		474	473,847
6.375%, 09/15/2027		407	410,374
6.375%, 05/15/2030		283	283,980
7.00%, 04/01/2046(a)		245	234,028
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(b)	EUR	885	890,331
4.125%, 04/30/2028(b)	U.S.$	1,609	1,512,090
5.125%, 04/30/2031(b)		922	829,052
6.75%, 05/15/2034(b)		1,126	1,119,448
7.875%, 05/15/2034(b)		716	731,292
Owens & Minor, Inc. 4.50%, 03/31/2029(b)		12	10,719
6.625%, 04/01/2030(b)		1,608	1,510,002
Performance Food Group, Inc. 4.25%, 08/01/2029(b)		92	85,351
Post Holdings, Inc. 4.50%, 09/15/2031(b)		131	117,350
4.625%, 04/15/2030(b)		1,303	1,200,935
5.50%, 12/15/2029(b)		1,184	1,145,826
6.25%, 10/15/2034(b)		785	766,830
Primo Water Holdings, Inc. 4.375%, 04/30/2029(b)		1,651	1,535,822
Select Medical Corp. 6.25%, 12/01/2032(b)		200	192,537
Sotera Health Holdings LLC 7.375%, 06/01/2031(b)		1,245	1,261,110
Star Parent, Inc. 9.00%, 10/01/2030(b)		397	412,371
Surgery Center Holdings, Inc. 7.25%, 04/15/2032(b)		837	853,904
Tenet Healthcare Corp. 4.375%, 01/15/2030		2,307	2,141,919
4.625%, 06/15/2028		449	430,047
TreeHouse Foods, Inc. 4.00%, 09/01/2028		400	362,654
Triton Water Holdings, Inc. 6.25%, 04/01/2029(b)		696	690,580
US Acute Care Solutions LLC 9.75%, 05/15/2029(b)		328	334,362
US Foods, Inc. 4.75%, 02/15/2029(b)		634	607,808
5.75%, 04/15/2033(b)		353	342,985
6.875%, 09/15/2028(b)		79	80,762

			68,969,546

	Principal Amount (000)		U.S. $ Value

Energy – 7.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(b)	U.S.$	80	$77,821
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 07/15/2029(b)		934	953,839
7.25%, 07/15/2032(b)		444	456,224
Buckeye Partners LP 3.95%, 12/01/2026		615	592,684
4.125%, 03/01/2025(b)		57	56,744
4.50%, 03/01/2028(b)		18	17,082
6.875%, 07/01/2029(b)		1,493	1,510,196
California Resources Corp. 8.25%, 06/15/2029(b)		84	85,173
CITGO Petroleum Corp. 6.375%, 06/15/2026(b)		471	471,577
7.00%, 06/15/2025(b)		1,781	1,782,507
8.375%, 01/15/2029(b)		844	869,224
Civitas Resources, Inc. 5.00%, 10/15/2026(b)		1,527	1,503,885
8.375%, 07/01/2028(b)		1,315	1,366,473
8.625%, 11/01/2030(b)		521	545,854
8.75%, 07/01/2031(b)		1,137	1,185,432
CNX Resources Corp. 6.00%, 01/15/2029(b)		1,156	1,133,161
7.25%, 03/01/2032(b)		876	890,786
7.375%, 01/15/2031(b)		507	520,564
Comstock Resources, Inc. 6.75%, 03/01/2029(b)		294	286,894
Crescent Energy Finance LLC 7.375%, 01/15/2033(b)		160	155,690
7.625%, 04/01/2032(b)		258	256,719
9.25%, 02/15/2028(b)		1,484	1,550,959
CVR Energy, Inc. 8.50%, 01/15/2029(b)		83	79,632
Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(b)		524	535,210
Enerflex Ltd. 9.00%, 10/15/2027(b)		371	386,807
Genesis Energy LP/Genesis Energy Finance Corp. 8.25%, 01/15/2029		1,359	1,370,450
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		1,921	1,908,080
Hess Midstream Operations LP 4.25%, 02/15/2030(b)		798	736,793
5.625%, 02/15/2026(b)		536	534,879
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(b)		313	298,616
6.00%, 02/01/2031(b)		412	382,574
6.25%, 04/15/2032(b)		89	81,937
6.875%, 05/15/2034(b)		845	788,684
7.25%, 02/15/2035(b)		677	637,157
8.375%, 11/01/2033(b)		1,299	1,326,328
Howard Midstream Energy Partners LLC 7.375%, 07/15/2032(b)		568	577,366
8.875%, 07/15/2028(b)		702	736,598
ITT Holdings LLC 6.50%, 08/01/2029(b)		2,664	2,436,503
KCA Deutag UK Finance PLC 9.875%, 12/01/2025(b)		331	331,347
Kodiak Gas Services LLC 7.25%, 02/15/2029(b)		1,593	1,624,595
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.875%, 12/01/2032(b)		177	175,470
Moss Creek Resources Holdings, Inc. 8.25%, 09/01/2031(b)		947	927,821

	Principal Amount (000)		U.S. $ Value

Murphy Oil Corp. 6.00%, 10/01/2032	U.S.$	749	$719,668
Nabors Industries Ltd. 7.50%, 01/15/2028(b)		1,042	967,015
Nabors Industries, Inc. 7.375%, 05/15/2027(b)		839	838,323
9.125%, 01/31/2030(b)		128	130,069
NFE Financing LLC 12.00%, 11/15/2029(b)		7,712	8,103,508
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, 02/15/2029(b)		1,709	1,732,106
8.375%, 02/15/2032(b)		1,242	1,251,422
NuStar Logistics LP 5.625%, 04/28/2027		1,371	1,363,045
6.00%, 06/01/2026		80	80,050
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 02/15/2028		744	713,664
7.875%, 09/15/2030(b)		2,289	2,246,585
Permian Resources Operating LLC 6.25%, 02/01/2033(b)		949	937,010
Saturn Oil & Gas, Inc. 9.625%, 06/15/2029(b)		381	370,660
Seadrill Finance Ltd. 8.375%, 08/01/2030(b)		351	357,687
Summit Midstream Holdings LLC 8.625%, 10/31/2029(b)		823	853,039
Sunoco LP 7.00%, 05/01/2029(b)		1,703	1,747,624
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		773	726,898
4.50%, 04/30/2030		422	390,790
7.00%, 09/15/2028(b)		79	80,776
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.00%, 12/31/2030(b)		160	151,649
6.00%, 09/01/2031(b)		72	67,943
Talos Production, Inc. 9.00%, 02/01/2029(b)		490	502,088
9.375%, 02/01/2031(b)		582	593,453
TGS ASA 8.50%, 01/15/2030(b)		200	205,846
Transocean Aquila Ltd. 8.00%, 09/30/2028(b)		978	1,000,274
Transocean, Inc. 8.75%, 02/15/2030(b)		708	730,535
USA Compression Partners LP/USA Compression Finance Corp. 6.875%, 09/01/2027		4	4,014
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(b)		93	85,455
3.875%, 11/01/2033(b)		879	755,837
4.125%, 08/15/2031(b)		1,829	1,641,112
6.25%, 01/15/2030(b)		1,187	1,200,262
Venture Global LNG, Inc. 7.00%, 01/15/2030(b)		174	176,658
8.125%, 06/01/2028(b)		1,633	1,698,619
8.375%, 06/01/2031(b)		1,107	1,154,396
9.00%, 09/30/2029(b) (k)		1,828	1,911,655
9.50%, 02/01/2029(b)		1,663	1,837,798
9.875%, 02/01/2032(b)		2,794	3,070,136
Viridien 8.75%, 04/01/2027(b)		422	413,512

			72,957,516

Other Industrial – 0.4%
AECOM 5.125%, 03/15/2027		407	402,601
Benteler International AG 10.50%, 05/15/2028(b)		366	384,990

	Principal Amount (000)		U.S. $ Value

Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(b)	U.S.$	1,116	$1,094,058
Fluor Corp. 4.25%, 09/15/2028		397	377,428
Gates Corp./DE 6.875%, 07/01/2029(b)		345	351,037
Pachelbel Bidco SpA 7.125%, 05/17/2031(b)	EUR	734	813,000
7.30% (EURIBOR 3 Month + 4.25%), 05/17/2031(b) (i)		208	217,244
Ritchie Bros Holdings, Inc. 7.75%, 03/15/2031(b)	U.S.$	11	11,503
Velocity Vehicle Group LLC 8.00%, 06/01/2029(b)		372	386,775

			4,038,636

Services – 2.8%
ADT Security Corp. (The) 4.125%, 08/01/2029(b)		865	794,063
4.875%, 07/15/2032(b)		1,012	926,646
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(b)		327	298,266
9.75%, 07/15/2027(b)		1,287	1,295,497
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(b)	EUR	255	254,028
4.625%, 06/01/2028(b)	U.S.$	4,055	3,827,254
4.875%, 06/01/2028(b)	GBP	1,010	1,170,367
AMN Healthcare, Inc. 4.625%, 10/01/2027(b)	U.S.$	4	3,796
ANGI Group LLC 3.875%, 08/15/2028(b)		2,420	2,158,978
APCOA Group GmbH 6.00%, 04/15/2031(b)	EUR	990	1,038,749
Aramark Services, Inc. 5.00%, 02/01/2028(b)	U.S.$	436	423,308
Block, Inc. 6.50%, 05/15/2032(b)		1,149	1,160,788
Garda World Security Corp. 4.625%, 02/15/2027(b)		188	182,471
6.00%, 06/01/2029(b)		368	348,503
7.75%, 02/15/2028(b)		1,281	1,321,664
8.25%, 08/01/2032(b)		838	852,019
8.375%, 11/15/2032(b)		1,247	1,271,940
GrubHub Holdings, Inc. 5.50%, 07/01/2027(b)		405	354,208
Korn Ferry 4.625%, 12/15/2027(b)		402	386,305
Matthews International Corp. 8.625%, 10/01/2027(b)		413	428,695
Millennium Escrow Corp. 6.625%, 08/01/2026(b)		2,056	1,605,200
Monitronics International, Inc. 9.125%, 04/01/2020(d) (e) (f) (g) (j)		958	0
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(b)		938	876,448
5.75%, 04/15/2026(b)		590	589,868
6.25%, 01/15/2028(b)		1,225	1,216,721
Q-Park Holding I BV 5.125%, 02/15/2030(b)	EUR	556	591,965
Rakuten Group, Inc. 11.25%, 02/15/2027(b)	U.S.$	441	481,121
Raven Acquisition Holdings LLC 6.875%, 11/15/2031(b)		1,413	1,400,231
Sabre GLBL, Inc. 8.625%, 06/01/2027(b)		305	300,671
10.75%, 11/15/2029(b)		136	140,324

	Principal Amount (000)		U.S. $ Value

Shutterfly Finance LLC 9.75%, 10/01/2027(b)	U.S.$	7	$7,106
Sotheby’s 7.375%, 10/15/2027(b)		413	408,141
Techem Verwaltungsgesellschaft 675 mbH 5.375%, 07/15/2029(b)	EUR	1,059	1,134,214

			27,249,555

Technology – 2.0%
Ahead DB Holdings LLC 6.625%, 05/01/2028(b)	U.S.$	725	710,455
Almaviva-The Italian Innovation Co. SpA 5.00%, 10/30/2030(b)	EUR	1,162	1,223,452
Amentum Holdings, Inc. 7.25%, 08/01/2032(b)	U.S.$	351	354,007
ASGN, Inc. 4.625%, 05/15/2028(b)		406	385,557
AthenaHealth Group, Inc. 6.50%, 02/15/2030(b)		1,754	1,667,803
CommScope LLC 4.75%, 09/01/2029(b)		61	54,610
6.00%, 03/01/2026(b)		616	612,474
Diebold Nixdorf, Inc. 7.75%, 03/31/2030(b)		438	449,709
Ellucian Holdings, Inc. 6.50%, 12/01/2029(b)		448	449,475
Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(b)		1,041	1,060,547
Gen Digital, Inc. 6.75%, 09/30/2027(b)		433	438,980
GoTo Group, Inc. 5.50%, 05/01/2028(b)		1,403	877,172
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 8.75%, 05/01/2029(b)		404	413,815
Imola Merger Corp. 4.75%, 05/15/2029(b)		968	920,056
Open Text Corp. 3.875%, 02/15/2028(b)		569	534,379
Playtika Holding Corp. 4.25%, 03/15/2029(b)		1,199	1,085,709
PTC, Inc. 4.00%, 02/15/2028(b)		410	388,636
Rackspace Finance LLC 3.50%, 05/15/2028(b)		3,030	1,831,858
Rocket Software, Inc. 9.00%, 11/28/2028(b)		1,421	1,467,462
Science Applications International Corp. 4.875%, 04/01/2028(b)		105	101,071
Seagate HDD Cayman 4.09%, 06/01/2029		1,214	1,132,220
9.625%, 12/01/2032		1,355	1,527,315
Sensata Technologies BV 4.00%, 04/15/2029(b)		602	552,459
TTM Technologies, Inc. 4.00%, 03/01/2029(b)		410	380,338
Virtusa Corp. 7.125%, 12/15/2028(b)		717	680,628

			19,300,187

Transportation - Airlines – 0.7%
Allegiant Travel Co. 7.25%, 08/15/2027(b)		127	127,668
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(b)		1,212	1,209,012
5.75%, 04/20/2029(b)		2,558	2,538,190
JetBlue Airways Corp./JetBlue Loyalty LP 9.875%, 09/20/2031(b)		1,344	1,424,640
OneSky Flight LLC 8.875%, 12/15/2029(b)		268	268,948

	Principal Amount (000)		U.S. $ Value

Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(b) (g) (l)	U.S.$	1,590	$1,242,428
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 7.875%, 05/01/2027(b)		449	435,530
9.50%, 06/01/2028(b)		19	19,000

			7,265,416

Transportation - Railroads – 0.0%
Brightline East LLC 11.00%, 01/31/2030(b)		473	451,271

Transportation - Services – 1.4%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.25%, 10/15/2026(b)	EUR	525	548,098
6.125%, 10/15/2026(b)	U.S.$	228	227,419
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(b)		660	616,791
5.375%, 03/01/2029(b)		267	250,063
5.75%, 07/15/2027(b)		1,031	1,009,395
8.25%, 01/15/2030(b)		185	190,839
Avis Budget Finance PLC 7.25%, 07/31/2030(b)	EUR	952	1,033,197
BCP V Modular Services Finance PLC 6.75%, 11/30/2029(b)		1,214	1,137,159
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(b)		132	134,063
Boels Topholding BV 6.25%, 02/15/2029(b)		862	934,229
Dcli Bidco LLC 7.75%, 11/15/2029(b)	U.S.$	581	593,728
Edge Finco PLC 8.125%, 08/15/2031(b)	GBP	479	612,708
Herc Holdings, Inc. 5.50%, 07/15/2027(b)	U.S.$	389	383,433
6.625%, 06/15/2029(b)		84	85,024
Hertz Corp. (The) 4.625%, 12/01/2026(b) (m)		1,432	1,204,562
5.00%, 12/01/2029(b)		2,799	1,940,307
12.625%, 07/15/2029(b)		1,232	1,312,248
Loxam SAS 4.50%, 02/15/2027(b)	EUR	629	656,773
Rand Parent LLC 8.50%, 02/15/2030(b)	U.S.$	372	374,081
United Rentals North America, Inc. 3.875%, 02/15/2031		19	16,977

			13,261,094

			508,698,185

Financial Institutions – 6.7%
Banking – 0.5%
Ally Financial, Inc. Series C 4.70%, 05/15/2028(k)		256	223,172
Bread Financial Holdings, Inc. 7.00%, 01/15/2026(b)		106	105,789
9.75%, 03/15/2029(b)		2,779	2,987,561
Freedom Mortgage Corp. 12.25%, 10/01/2030(b)		326	360,805
Synchrony Financial 7.25%, 02/02/2033		1,230	1,271,662

			4,948,989

Brokerage – 1.2%
AG Issuer LLC 6.25%, 03/01/2028(b)		1,309	1,297,819

	Principal Amount (000)		U.S. $ Value

AG TTMT Escrow Issuer LLC 8.625%, 09/30/2027(b)	U.S.$	784	$812,733
Aretec Group, Inc. 7.50%, 04/01/2029(b)		641	637,035
10.00%, 08/15/2030(b)		1,885	2,056,132
Focus Financial Partners LLC 6.75%, 09/15/2031(b)		1,213	1,205,285
Hightower Holding LLC 6.75%, 04/15/2029(b)		2,936	2,919,509
Osaic Holdings, Inc. 10.75%, 08/01/2027(b)		1,425	1,471,941
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 06/15/2031(b)		996	1,024,033

			11,424,487

Finance – 2.2%
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(b)		1,036	1,040,982
CNG Holdings, Inc. 14.50%, 06/30/2026(b)		794	714,600
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(b)		1,277	1,221,732
Curo SPV LLC 18.00%, 08/02/2027(d) (f)		2,288	2,374,209
Enova International, Inc. 9.125%, 08/01/2029(b)		1,884	1,956,954
11.25%, 12/15/2028(b)		651	702,713
Freedom Mortgage Holdings LLC 9.125%, 05/15/2031(b)		7	7,227
9.25%, 02/01/2029(b)		243	250,679
GGAM Finance Ltd. 8.00%, 02/15/2027(b)		1,324	1,366,480
8.00%, 06/15/2028(b)		1,069	1,122,736
goeasy Ltd. 7.625%, 07/01/2029(b)		439	448,584
9.25%, 12/01/2028(b)		1,043	1,111,361
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 9.75%, 01/15/2029		495	496,322
10.00%, 11/15/2029(b)		177	177,482
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(b)		2,434	2,281,812
Midcap Financial Issuer Trust 6.50%, 05/01/2028(b)		431	420,861
Navient Corp. 4.875%, 03/15/2028		1,706	1,625,666
5.00%, 03/15/2027		585	573,067
6.75%, 06/25/2025		954	955,594
6.75%, 06/15/2026		835	844,142
11.50%, 03/15/2031		845	945,280
Planet Financial Group LLC 10.50%, 12/15/2029(b)		265	269,700
SFA Issuer LLC 11.00%, 12/15/2029(b)		179	172,420
SLM Corp. 3.125%, 11/02/2026		188	179,378

			21,259,981

Insurance – 0.9%
Acrisure LLC/Acrisure Finance, Inc. 4.25%, 02/15/2029(b)		152	143,020
7.50%, 11/06/2030(b)		414	425,902
8.25%, 02/01/2029(b)		1,048	1,081,797
8.50%, 06/15/2029(b)		985	1,025,079
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.50%, 10/01/2031(b)		990	980,381
6.75%, 04/15/2028(b)		285	285,247
AmWINS Group, Inc. 6.375%, 02/15/2029(b)		479	481,119

	Principal Amount (000)		U.S. $ Value

Ardonagh Finco Ltd. 6.875%, 02/15/2031(b)	EUR	286	$305,223
7.75%, 02/15/2031(b)	U.S.$	739	761,998
Ardonagh Group Finance Ltd. 8.875%, 02/15/2032(b)		417	433,491
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC 7.25%, 02/15/2031(b)		880	894,163
HUB International Ltd. 7.25%, 06/15/2030(b)		1,725	1,768,734

			8,586,154

Other Finance – 0.5%
Armor Holdco, Inc. 8.50%, 11/15/2029(b)		1,967	1,989,835
Coinbase Global, Inc. 3.375%, 10/01/2028(b)		852	766,219
3.625%, 10/01/2031(b)		694	585,958
Encore Capital Group, Inc. 8.50%, 05/15/2030(b)		1,096	1,154,392
9.25%, 04/01/2029(b)		606	645,713
Titanium 2l Bondco SARL 6.25%, 01/14/2031(c)	EUR	218	75,484

			5,217,601

REITs – 1.4%
Aedas Homes Opco SL 4.00%, 08/15/2026(b)		1,580	1,629,600
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.75%, 01/15/2029(b)	U.S.$	9	7,234
Apollo Commercial Real Estate Finance, Inc. 4.625%, 06/15/2029(b)		428	371,290
Blackstone Mortgage Trust, Inc. 7.75%, 12/01/2029(b)		177	181,772
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(b)		902	855,576
5.75%, 05/15/2026(b)		160	158,151
Crossgates, Inc. 11.00%, 07/25/2025(d)		2,209	2,174,295
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 01/15/2028(a) (b)		1,653	1,684,685
Hudson Pacific Properties LP 4.65%, 04/01/2029		549	413,527
Iron Mountain, Inc. 4.875%, 09/15/2027(b)		1,051	1,024,602
5.00%, 07/15/2028(b)		904	872,502
5.25%, 03/15/2028(b)		1,352	1,323,391
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75%, 06/15/2029(b)		8	7,548
MPT Operating Partnership LP/MPT Finance Corp. 5.25%, 08/01/2026		614	564,981
Rithm Capital Corp. 8.00%, 04/01/2029(b)		345	345,716
Service Properties Trust 8.375%, 06/15/2029		626	605,748
8.625%, 11/15/2031(b)		991	1,032,677
Starwood Property Trust, Inc. 6.50%, 07/01/2030(b)		268	268,262
Vivion Investments SARL Series E 8.00%, 02/28/2029(a) (b) (c)	EUR	3	2,853

	Principal Amount (000)		U.S. $ Value

XHR LP 6.625%, 05/15/2030(b)	U.S.$	177	$177,575

			13,701,985

			65,139,197

Utility – 1.4%
Electric – 1.3%
Alpha Generation LLC 6.75%, 10/15/2032(b)		515	509,173
Calpine Corp. 4.50%, 02/15/2028(b)		850	815,321
EUSHI Finance, Inc. 7.625%, 12/15/2054(b)		361	375,456
Lightning Power LLC 7.25%, 08/15/2032(b)		1,225	1,260,827
NextEra Energy Operating Partners LP 4.50%, 09/15/2027(b)		18	17,155
7.25%, 01/15/2029(b)		427	437,010
NRG Energy, Inc. 3.375%, 02/15/2029(b)		1,631	1,479,204
3.625%, 02/15/2031(b)		445	388,704
3.875%, 02/15/2032(b)		188	163,560
5.25%, 06/15/2029(b)		124	120,519
5.75%, 07/15/2029(b)		1,744	1,711,498
6.00%, 02/01/2033(b)		510	495,424
6.25%, 11/01/2034(b)		443	434,728
10.25%, 03/15/2028(b) (k)		842	930,591
PG&E Corp. 5.00%, 07/01/2028		1,041	1,016,799
Vistra Corp. 7.00%, 12/15/2026(b) (k)		835	834,919
8.00%, 10/15/2026(b) (k)		1,003	1,021,254
Vistra Operations Co. LLC 4.375%, 05/01/2029(b)		91	85,681
5.625%, 02/15/2027(b)		80	79,762
7.75%, 10/15/2031(b)		990	1,037,066

			13,214,651

Natural Gas – 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.75%, 05/20/2027		201	186,624
9.375%, 06/01/2028(b)		430	413,577

			600,201

			13,814,852

Total Corporates - Non-Investment Grade (cost $606,213,188)			587,652,234

CORPORATES - INVESTMENT GRADE – 14.4%
Industrial – 6.9%
Basic – 0.7%
AngloGold Ashanti Holdings PLC 3.375%, 11/01/2028		647	595,441
Freeport Indonesia PT 4.76%, 04/14/2027(b)		281	278,190
Industrias Penoles SAB de CV 5.65%, 09/12/2049(b)		386	336,063
Inversiones CMPC SA 6.125%, 02/26/2034(b)		453	456,214
MEGlobal Canada ULC 5.875%, 05/18/2030(b)		343	349,174
Nexa Resources SA 6.50%, 01/18/2028(b)		524	528,915
6.75%, 04/09/2034(b)		961	972,773
OCP SA 6.75%, 05/02/2034(b)		412	419,622
Olin Corp. 5.625%, 08/01/2029		272	264,609
Sociedad Quimica y Minera de Chile SA 6.50%, 11/07/2033(b)		406	418,992

	Principal Amount (000)		U.S. $ Value

Suzano Austria GmbH 3.75%, 01/15/2031	U.S.$	262	$230,785
5.00%, 01/15/2030		218	208,599
6.00%, 01/15/2029		1,125	1,126,688
Series DM3N 3.125%, 01/15/2032		331	274,111

			6,460,176

Capital Goods – 0.4%
Boeing Co. (The) 3.25%, 02/01/2028		906	853,084
5.15%, 05/01/2030		463	456,935
6.53%, 05/01/2034		1,640	1,717,984
Embraer Netherlands Finance BV 5.40%, 02/01/2027		918	917,137
St. Marys Cement, Inc. Canada 5.75%, 04/02/2034(b)		222	213,815

			4,158,955

Communications - Media – 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.50%, 06/01/2041		256	175,529
4.80%, 03/01/2050		834	626,579
5.50%, 04/01/2063		213	169,185
DIRECTV Financing LLC 8.875%, 02/01/2030(b)		78	76,749
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(b)		2,806	2,730,058
Grupo Televisa SAB 4.625%, 01/30/2026(m)		495	483,338
Paramount Global 4.20%, 06/01/2029		140	132,115
4.20%, 05/19/2032		825	726,901
4.95%, 01/15/2031		565	527,903
5.50%, 05/15/2033		504	473,373
6.875%, 04/30/2036		564	573,031
7.875%, 07/30/2030		270	292,477
Prosus NV 3.06%, 07/13/2031(b)		1,998	1,679,579
4.03%, 08/03/2050(b)		331	222,184
Time Warner Cable LLC 7.30%, 07/01/2038		17	17,316
Warnermedia Holdings, Inc. 4.28%, 03/15/2032		1,780	1,568,228
5.05%, 03/15/2042		397	318,625
5.39%, 03/15/2062		23	16,928
Weibo Corp. 3.375%, 07/08/2030		1,562	1,396,428

			12,206,526

Consumer Cyclical - Automotive – 0.9%
Adient Global Holdings Ltd. 7.00%, 04/15/2028(b)		452	457,448
Ford Motor Co. 3.25%, 02/12/2032		4,123	3,431,195
Ford Motor Credit Co. LLC 6.05%, 11/05/2031		764	758,110
Harley-Davidson Financial Services, Inc. 5.95%, 06/11/2029(b)		127	127,141
6.50%, 03/10/2028(b)		1,489	1,523,635
Jaguar Land Rover Automotive PLC 4.50%, 10/01/2027(b)		470	455,325
Nissan Motor Acceptance Co. LLC 2.45%, 09/15/2028(b)		575	509,660
2.75%, 03/09/2028(b)		1,112	1,010,639
5.30%, 09/13/2027(b)		434	429,623
7.05%, 09/15/2028(b)		5	5,180

	Principal Amount (000)		U.S. $ Value

Nissan Motor Co., Ltd. 4.81%, 09/17/2030(b)	U.S.$	233	$219,005

			8,926,961

Consumer Cyclical - Entertainment – 0.3%
Carnival Corp. 4.00%, 08/01/2028(b)		3,157	2,990,986

Consumer Cyclical - Other – 0.7%
Flutter Treasury DAC 5.00%, 04/29/2029(b)	EUR	155	166,978
GENM Capital Labuan Ltd. 3.88%, 04/19/2031(b)	U.S.$	891	785,194
International Game Technology PLC 6.25%, 01/15/2027(b)		473	475,239
Las Vegas Sands Corp. 2.90%, 06/25/2025		4	3,956
MDC Holdings, Inc. 6.00%, 01/15/2043		1,881	1,875,753
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(b)		2,200	1,963,415
4.625%, 04/06/2031(b)		1,100	937,884
Sands China Ltd. 2.85%, 03/08/2029(a)		206	183,575
3.25%, 08/08/2031(a)		285	243,675
4.375%, 06/18/2030(a)		550	512,716

			7,148,385

Consumer Cyclical - Retailers – 0.2%
Macy’s Retail Holdings LLC 5.875%, 03/15/2030(b)		1,064	1,016,193
6.125%, 03/15/2032(b)		509	477,911
Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(b)		490	484,765

			1,978,869

Consumer Non-Cyclical – 0.6%
BAT Capital Corp. 7.08%, 08/02/2053		313	343,669
Cencosud SA 5.95%, 05/28/2031(b)		481	478,744
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(b)		770	705,596
4.00%, 03/15/2031(b)		45	40,071
CVS Health Corp. 6.75%, 12/10/2054		152	149,108
7.00%, 03/10/2055		1,683	1,689,586
Imperial Brands Finance PLC 5.875%, 07/01/2034(b)		1,250	1,248,602
Jazz Securities DAC 4.375%, 01/15/2029(b)		1,487	1,401,665

			6,057,041

Energy – 1.1%
Apache Corp. 4.75%, 04/15/2043		8	6,367
Energy Transfer LP 8.00%, 05/15/2054		1,494	1,567,819
EnLink Midstream Partners LP 5.05%, 04/01/2045		403	345,106
5.60%, 04/01/2044		52	47,663
Enterprise Products Operating LLC Series E 5.25%, 08/16/2077		353	344,305
EQM Midstream Partners LP 4.50%, 01/15/2029(b)		830	792,198
6.375%, 04/01/2029(b)		315	316,112
Harbour Energy PLC 5.50%, 10/15/2026(b)		375	372,739
Hunt Oil Co. of Peru LLC Sucursal Del Peru 8.55%, 09/18/2033(b)		403	438,387

	Principal Amount (000)		U.S. $ Value

KazMunayGas National Co. JSC 5.375%, 04/24/2030(b)	U.S.$	1,928	$1,873,939
Occidental Petroleum Corp. 7.50%, 05/01/2031		4	4,369
ONEOK, Inc. 3.95%, 03/01/2050		397	286,647
5.70%, 11/01/2054		968	912,108
Raizen Fuels Finance SA 6.45%, 03/05/2034(b)		464	458,532
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(b)		1,902	1,617,290
Var Energi ASA 8.00%, 11/15/2032(b)		1,300	1,462,179

			10,845,760

Other Industrial – 0.1%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(b)		100	95,774
Ritchie Bros Holdings, Inc. 6.75%, 03/15/2028(b)		418	427,074

			522,848

Services – 0.0%
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV 8.50%, 01/15/2031(b)	GBP	163	217,324

Technology – 0.0%
Gartner, Inc. 3.625%, 06/15/2029(b)	U.S.$	7	6,513
Lenovo Group Ltd. 3.42%, 11/02/2030(b)		289	259,175

			265,688

Transportation - Airlines – 0.4%
Air Canada 3.875%, 08/15/2026(b)		1,303	1,266,475
AS Mileage Plan IP Ltd. 5.02%, 10/20/2029(b)		173	168,583
5.31%, 10/20/2031(b)		345	336,687
United Airlines, Inc. 4.375%, 04/15/2026(b)		2,032	1,997,209

			3,768,954

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(b)		360	329,236

Transportation - Services – 0.2%
Adani Ports & Special Economic Zone Ltd. 4.375%, 07/03/2029(b)		1,175	1,008,297
AerCap Global Aviation Trust 6.50%, 06/15/2045(b)		235	234,475
United Rentals North America, Inc. 3.875%, 11/15/2027		832	796,203

			2,038,975

			67,916,684

Financial Institutions – 6.1%
Banking – 4.1%
Ally Financial, Inc. 5.75%, 11/20/2025		17	17,085
6.70%, 02/14/2033		500	504,444
6.85%, 01/03/2030		380	394,138
8.00%, 11/01/2031		281	310,901
Series B 4.70%, 05/15/2026(k)		2,950	2,752,224
Banco de Credito del Peru SA 5.85%, 01/11/2029(b)		664	672,981
Banco Santander SA 3.225%, 11/22/2032		200	170,291
6.92%, 08/08/2033		2,600	2,736,524
9.625%, 05/21/2033(k)		1,400	1,611,567

	Principal Amount (000)		U.S. $ Value

Bank Leumi Le-Israel BM 7.13%, 07/18/2033(b)	U.S.$	450	$458,617
Barclays PLC 7.12%, 06/27/2034		361	383,884
BBVA Bancomer SA/Texas 5.25%, 09/10/2029(b)		461	451,089
BNP Paribas SA 4.625%, 02/25/2031(b) (k)		2,924	2,453,791
BPCE SA 6.51%, 01/18/2035(b)		1,245	1,250,540
Series E 0.75%, 03/03/2031(b)	EUR	600	526,850
4.125%, 03/08/2033(b)		100	105,917
CaixaBank SA 5.875%, 10/09/2027(b) (k)		1,000	1,063,365
Capital One Financial Corp. 2.36%, 07/29/2032	U.S.$	427	343,738
6.05%, 02/01/2035		654	664,632
Citigroup, Inc. 5.59%, 11/19/2034		1,782	1,767,837
Series AA 7.625%, 11/15/2028(k)		339	353,520
Series W 4.00%, 12/10/2025(k)		413	402,328
Citizens Financial Group, Inc. 6.645%, 04/25/2035		237	249,948
Deutsche Bank AG/New York NY 3.73%, 01/14/2032		1,435	1,254,462
7.08%, 02/10/2034		324	333,712
Discover Financial Services 7.96%, 11/02/2034		567	647,717
Fifth Third Bancorp 8.25%, 03/01/2038		234	280,739
HSBC Holdings PLC 6.50%, 09/15/2037		309	315,562
8.11%, 11/03/2033		225	253,549
Series E 4.75%, 07/04/2029(b) (k)	EUR	1,595	1,631,576
Intesa Sanpaolo SpA 4.20%, 06/01/2032(b)	U.S.$	845	735,830
5.71%, 01/15/2026(b)		1,232	1,232,116
6.625%, 06/20/2033(b)		997	1,041,841
7.20%, 11/28/2033(b)		832	902,073
7.80%, 11/28/2053(b)		448	500,828
KeyCorp 6.40%, 03/06/2035		19	19,786
Lloyds Banking Group PLC 5.59%, 11/26/2035		1,168	1,159,448
7.50%, 09/27/2025(k)		1,737	1,748,796
M&T Bank Corp. 5.05%, 01/27/2034		165	157,891
NatWest Group PLC 6.475%, 06/01/2034		248	254,643
8.125%, 11/10/2033(k)		415	440,923
Nordea Bank Abp 6.625%, 03/26/2026(b) (k)		3,065	3,072,286
Santander Holdings USA, Inc. 6.17%, 01/09/2030		676	689,863
Societe Generale SA 3.625%, 03/01/2041(b)		203	136,172
7.37%, 01/10/2053(b)		203	199,074
Synchrony Financial 4.875%, 06/13/2025		6	5,991
5.935%, 08/02/2030(m)		808	815,210
UBS Group AG 3.875%, 06/02/2026(b) (k)		682	652,439
9.25%, 11/13/2028(b) (k)		448	484,417
9.25%, 11/13/2033(b) (k)		380	436,352

	Principal Amount (000)		U.S. $ Value

UniCredit SpA 5.86%, 06/19/2032(b)	U.S.$	1,048	$1,047,975
Western Alliance Bancorp 3.00%, 06/15/2031		407	385,477

			40,482,959

Brokerage – 0.1%
BGC Group, Inc. 6.60%, 06/10/2029		83	85,059
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(k)		1,251	1,208,197

			1,293,256

Finance – 0.7%
Air Lease Corp. Series B 4.65%, 06/15/2026(k)		1,229	1,188,242
Apollo Debt Solutions BDC 6.70%, 07/29/2031(b)		85	87,274
6.90%, 04/13/2029(b)		84	86,764
Blackstone Private Credit Fund 2.625%, 12/15/2026		117	111,470
5.25%, 04/01/2030(b)		88	85,509
CFAMC II Co., Ltd. Series E 4.625%, 06/03/2026(b)		200	197,000
4.875%, 11/22/2026(b)		230	226,435
5.50%, 01/16/2025(b)		1,082	1,081,675
CFAMC III Co., Ltd. 4.75%, 04/27/2027(b)		400	390,800
HAT Holdings I LLC/HAT Holdings II LLC 3.375%, 06/15/2026(b)		358	346,784
HPS Corporate Lending Fund 6.25%, 09/30/2029(b)		84	85,265
ILFC E-Capital Trust II 6.54% (CME Term SOFR 3 Month + 2.06%), 12/21/2065(b) (i)		2,000	1,670,712
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.625%, 10/15/2031(b)		395	394,119
Main Street Capital Corp. 6.50%, 06/04/2027		58	59,057
Oaktree Strategic Credit Fund 6.50%, 07/23/2029		85	85,966
Sixth Street Lending Partners 5.75%, 01/15/2030(b)		87	85,225
6.50%, 03/11/2029(b)		84	85,046

			6,267,343

Insurance – 0.8%
Allstate Corp. (The) 6.50%, 05/15/2057		828	850,619
Athene Global Funding 5.53%, 07/11/2031(b)		1,822	1,825,754
Global Atlantic Fin Co. 4.70%, 10/15/2051(b)		425	407,971
7.95%, 10/15/2054(b)		24	25,039
Liberty Mutual Group, Inc. 4.125%, 12/15/2051(b)		462	438,970
7.80%, 03/15/2037(b)		2,187	2,442,451
MetLife, Inc. 9.25%, 04/08/2038(b)		277	325,485
10.75%, 08/01/2039		787	1,048,281
Prudential Financial, Inc. 5.375%, 05/15/2045		339	336,707

			7,701,277

REITs – 0.4%
Newmark Group, Inc. 7.50%, 01/12/2029		2,131	2,227,848

	Principal Amount (000)		U.S. $ Value

Trust Fibra Uno 4.87%, 01/15/2030(b)	U.S.$	1,280	$1,158,400
5.25%, 01/30/2026(b)		209	208,413

			3,594,661

			59,339,496

Utility – 1.4%
Electric – 1.4%
Adani Electricity Mumbai Ltd. 3.87%, 07/22/2031(b)		430	328,950
3.95%, 02/12/2030(b)		806	649,838
AES Andes SA 6.30%, 03/15/2029(b)		1,037	1,039,012
Alexander Funding Trust II 7.47%, 07/31/2028(b)		685	723,200
American Electric Power Co., Inc. 6.95%, 12/15/2054		594	614,764
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(b)		447	460,718
Cometa Energia SA de CV 6.375%, 04/24/2035(b)		584	574,770
Edison International 8.125%, 06/15/2053		388	400,099
Electricite de France SA 9.125%, 03/15/2033(b) (k)		427	481,226
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(b)		1,640	1,457,222
Enel Finance International NV 7.75%, 10/14/2052(b)		275	324,853
Engie Energia Chile SA 6.375%, 04/17/2034(b)		920	931,500
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(b)		221	217,572
FirstEnergy Corp. Series C 4.85%, 07/15/2047(a)		7	5,953
Israel Electric Corp., Ltd. 7.75%, 12/15/2027(b)		555	586,460
Series G 4.25%, 08/14/2028(b)		871	834,226
Kallpa Generacion SA 4.125%, 08/16/2027(b)		488	470,271
Minejesa Capital BV 4.625%, 08/10/2030(b)		1,280	1,235,546
Niagara Energy SAC 5.75%, 10/03/2034(b)		492	474,682
NRG Energy, Inc. 7.00%, 03/15/2033(b)		323	347,833
Palomino Funding Trust I 7.23%, 05/17/2028(b)		806	843,707
Vistra Operations Co. LLC 5.70%, 12/30/2034(b)		281	277,498

			13,279,900

Other Utility – 0.0%
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(b)		470	484,424

			13,764,324

Total Corporates - Investment Grade (cost $138,784,762)			141,020,504

EMERGING MARKETS - CORPORATE BONDS – 6.2%
Industrial – 5.6%
Basic – 1.9%
Aris Mining Corp. 8.00%, 10/31/2029(b)		275	272,267

	Principal Amount (000)		U.S. $ Value

Braskem Idesa SAPI 6.99%, 02/20/2032(b)	U.S.$	904	$664,440
7.45%, 11/15/2029(b) (m)		1,393	1,108,549
Braskem Netherlands Finance BV 4.50%, 01/10/2028(b)		1,720	1,572,725
4.50%, 01/31/2030(b)		966	811,305
8.00%, 10/15/2034(b)		283	269,653
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(b)		1,072	1,064,496
CSN Inova Ventures 6.75%, 01/28/2028(b)		1,694	1,584,415
Eregli Demir ve Celik Fabrikalari TAS 8.375%, 07/23/2029(b)		486	493,594
First Quantum Minerals Ltd. 6.875%, 10/15/2027(b)		1,215	1,208,548
9.375%, 03/01/2029(b)		438	464,096
Indika Energy Tbk PT 8.75%, 05/07/2029(b)		476	489,090
JSW Steel Ltd. 3.95%, 04/05/2027(b)		409	392,129
5.05%, 04/05/2032(b)		658	590,759
Navoi Mining & Metallurgical Combinat 6.70%, 10/17/2028(b)		319	317,642
Sasol Financing USA LLC 8.75%, 05/03/2029(b)		1,527	1,549,923
Stillwater Mining Co. 4.00%, 11/16/2026(b)		1,698	1,604,610
4.50%, 11/16/2029(b)		309	259,560
UPL Corp., Ltd. 4.50%, 03/08/2028(b)		336	310,800
4.625%, 06/16/2030(b)		673	593,923
Vedanta Resources Finance II PLC 10.25%, 06/03/2028(b)		940	959,319
10.875%, 09/17/2029(b)		985	1,022,478
Volcan Cia Minera SAA 8.75%, 01/24/2030(b)		724	689,168

			18,293,489

Capital Goods – 0.3%
Cemex SAB de CV 5.125%, 06/08/2026(b) (k)		1,028	1,007,440
9.125%, 03/14/2028(b) (k)		646	664,774
IHS Holding Ltd. 6.25%, 11/29/2028(b)		383	362,414
7.875%, 05/29/2030(b)		306	301,509
Usiminas International SARL 5.875%, 07/18/2026(b)		518	512,913

			2,849,050

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(b)		437	388,956
Telecomunicaciones Digitales SA 4.50%, 01/30/2030(b)		246	223,476

			612,432

Communications - Telecommunications – 0.1%
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030(d) (f) (h)		98	1,362
Millicom International Cellular SA 7.375%, 04/02/2032(b)		343	343,907
Sable International Finance Ltd. 7.125%, 10/15/2032(b)		688	674,848
Turk Telekomunikasyon AS 7.375%, 05/20/2029(b)		481	488,518

			1,508,635

Consumer Cyclical - Other – 1.0%
Allwyn Entertainment Financing UK PLC 7.875%, 04/30/2029(b)		200	204,882

	Principal Amount (000)		U.S. $ Value

Allwyn International AS 3.875%, 02/15/2027(b)	EUR	170	$175,462
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(b)	U.S.$	1,356	1,237,363
5.625%, 07/17/2027(b)		965	930,019
5.75%, 07/21/2028(b)		1,255	1,192,250
MGM China Holdings Ltd. 4.75%, 02/01/2027(b)		1,122	1,086,590
5.25%, 06/18/2025(b)		222	221,001
5.875%, 05/15/2026(b)		414	411,930
Studio City Co., Ltd. 7.00%, 02/15/2027(b)		289	290,174
Studio City Finance Ltd. 6.00%, 07/15/2025(b)		448	446,320
Wynn Macau Ltd. 5.125%, 12/15/2029(b)		241	222,925
5.50%, 01/15/2026(b)		1,496	1,481,504
5.50%, 10/01/2027(b)		947	917,454
5.625%, 08/26/2028(b)		717	688,320

			9,506,194

Consumer Cyclical - Retailers – 0.1%
Falabella SA 3.375%, 01/15/2032(b)		583	479,700
3.75%, 10/30/2027(b)		950	891,812
K201640219 South Africa Ltd. Zero Coupon, 06/25/2023(d) (e) (f) (g)	ZAR	45	0
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(d) (e) (f) (g) (h)	U.S.$	1,100	0
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(d) (e) (f) (g) (h)		771	0

			1,371,512

Consumer Non-Cyclical – 0.8%
Anadolu Efes Biracilik Ve Malt Sanayii AS 3.375%, 06/29/2028(b)		269	232,012
BRF SA 4.875%, 01/24/2030(b)		655	603,307
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(b)		108	102,533
MARB BondCo PLC 3.95%, 01/29/2031(b)		1,762	1,470,442
Natura &Co Luxembourg Holdings SARL 4.125%, 05/03/2028(b)		1,066	975,312
Rede D’or Finance SARL 4.95%, 01/17/2028(b)		445	423,863
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	446	464,465
4.375%, 05/09/2030		1,000	1,057,883
Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027	U.S.$	517	504,106
5.125%, 05/09/2029(m)		517	504,721
7.875%, 09/15/2029		506	544,807
8.125%, 09/15/2031		506	563,940
Virgolino de Oliveira Finance SA 10.50%, 01/28/2025(d) (f) (g) (h) (l)		4,062	406
10.875%, 01/13/2020(d) (e) (f) (g) (h)		480	48
11.75%, 02/09/2025(d) (f) (g) (h) (l)		1,609	161

			7,448,006

Energy – 1.2%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(b)		519	507,183
Azure Power Energy Ltd. 3.575%, 08/19/2026(b)		542	492,341
Canacol Energy Ltd. 5.75%, 11/24/2028(b)		544	301,659
Cosan Luxembourg SA 5.50%, 09/20/2029(b)		461	429,163

	Principal Amount (000)		U.S. $ Value

Ecopetrol SA 4.625%, 11/02/2031	U.S.$	841	$695,137
6.875%, 04/29/2030		782	762,059
8.625%, 01/19/2029		2,054	2,175,494
Gran Tierra Energy, Inc. 9.50%, 10/15/2029(b)		1,006	931,113
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(b)		1,462	1,456,825
Leviathan Bond Ltd. 6.125%, 06/30/2025(b)		1,007	1,000,233
6.50%, 06/30/2027(b)		1,327	1,287,174
Medco Maple Tree Pte Ltd. 8.96%, 04/27/2029(b)		840	883,311
MV24 Capital BV 6.75%, 06/01/2034(b)		417	394,733
Oleoducto Central SA 4.00%, 07/14/2027(b)		424	400,812
SierraCol Energy Andina LLC 6.00%, 06/15/2028(b)		319	287,256

			12,004,493

Other Industrial – 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7.00%, 10/28/2029(b)		275	274,830

Transportation - Services – 0.1%
JSW Infrastructure Ltd. 4.95%, 01/21/2029(b)		204	196,605
Kingston Airport Revenue Finance Ltd. 6.75%, 12/15/2036(b)		495	497,228

			693,833

			54,562,474

Utility – 0.5%
Electric – 0.4%
AES Andes SA 6.35%, 10/07/2079(b)		286	283,535
8.15%, 06/10/2055(b)		274	277,710
Continuum Energy Aura Pte Ltd. 9.50%, 02/24/2027(b)		401	419,799
Continuum Green Energy India Pvt./Co-Issuers 7.50%, 06/26/2033(b)		470	485,628
Diamond II Ltd. 7.95%, 07/28/2026(b)		597	604,975
India Clean Energy Holdings 4.50%, 04/18/2027(b)		511	482,895
Investment Energy Resources Ltd. 6.25%, 04/26/2029(b)		618	594,244
Sorik Marapi Geothermal Power PT 7.75%, 08/05/2031(b)		420	413,700
Terraform Global Operating LP 6.125%, 03/01/2026(b)		118	117,739
Zorlu Enerji Elektrik Uretim AS 11.00%, 04/23/2030(b)		490	492,450

			4,172,675

Other Utility – 0.1%
Aegea Finance SARL 6.75%, 05/20/2029(b)		367	355,320
9.00%, 01/20/2031(b)		276	280,842

			636,162

			4,808,837

Financial Institutions – 0.1%
Banking – 0.1%
Akbank TAS 7.50%, 01/20/2030(b)		263	266,040
Turkiye Vakiflar Bankasi TAO 9.00%, 10/12/2028(b)		465	495,518
Yapi ve Kredi Bankasi AS 9.25%, 10/16/2028(b)		400	431,252

			1,192,810

	Principal Amount (000)		U.S. $ Value

Other Finance – 0.0%
BBFI Liquidating Trust Zero Coupon, 12/30/2099(d) (f) (h)	U.S.$	780	$219,833

			1,412,643

Total Emerging Markets - Corporate Bonds (cost $66,877,069)			60,783,954

BANK LOANS – 4.7%
Industrial – 4.2%
Capital Goods – 0.2%
ACProducts Holdings, Inc. 8.84% (CME Term SOFR 3 Month + 4.25%), 05/17/2028(n)		1,908	1,537,138
Chariot Buyer LLC 7.71% (CME Term SOFR 1 Month + 3.25%), 11/03/2028(n)		155	155,937
TransDigm, Inc. 6.83% (CME Term SOFR 3 Month + 2.50%), 02/28/2031(n)		290	290,125

			1,983,200

Communications - Media – 0.7%
Advantage Sales & Marketing, Inc. 9.12% (CME Term SOFR 3 Month + 4.25%), 10/28/2027(n)		1,677	1,669,911
DIRECTV Financing, LLC 10.10% (CME Term SOFR 3 Month + 5.25%), 08/02/2029(n)		1,605	1,573,800
Gray Television, Inc. 7.67% (CME Term SOFR 1 Month + 3.00%), 12/01/2028(n)		2,275	2,097,277
Inizio Group Ltd. 8.68% (CME Term SOFR 3 Month + 4.25%), 08/19/2028(d) (n)		1,276	1,258,455

			6,599,443

Communications - Telecommunications – 0.5%
Crown Subsea Communications Holding, Inc. 8.57% (CME Term SOFR 1 Month + 4.00%), 01/30/2031(n)		1,423	1,442,855
iHeartCommunications, Inc. 05/01/2026(o)	U.S.$	1,250	1,106,250
Lumen Technologies, Inc. 04/15/2029(o)		359	336,841
Zacapa S.a r.l. 8.08% (CME Term SOFR 3 Month + 3.75%), 03/22/2029(n)		2,083	2,093,465

			4,979,411

Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. 6.86% (CME Term SOFR 1 Month + 2.50%), 12/15/2027(n)		158	157,631

Consumer Cyclical - Retailers – 0.0%
Great Outdoors Group LLC 8.22% (CME Term SOFR 1 Month + 3.75%), 03/06/2028(n)		467	468,807

Consumer Non-Cyclical – 1.0%
Agiliti Health, Inc. 7.26% (CME Term SOFR 6 Month + 6.00%), 05/01/2030(d) (n)		1,286	1,260,030
Gainwell Acquisition Corp. 8.43% (CME Term SOFR 3 Month + 4.00%), 10/01/2027(n)		1,190	1,150,391

	Principal Amount (000)		U.S. $ Value

ModivCare, Inc. 9.08% (CME Term SOFR 3 Month + 4.75%), 07/01/2031(n)	U.S.$	1,312	$1,235,193
Neptune Bidco US, Inc. 9.76% (CME Term SOFR 3 Month + 5.00%), 04/11/2029(n)		2,075	1,857,260
PetSmart LLC 8.21% (CME Term SOFR 1 Month + 3.75%), 02/11/2028(n)		2,158	2,146,737
US Radiology Specialists, Inc. 9.08% (CME Term SOFR 3 Month + 4.75%), 12/15/2027(n)		1,911	1,921,265

			9,570,876

Energy – 0.2%
GIP II Blue Holding LP 8.11% (CME Term SOFR 1 Month + 3.75%), 09/29/2028(n)		1,461	1,468,489

Other Industrial – 0.2%
American Tire Distributors, Inc. 13.16% (CME Term SOFR 3 Month + 8.25%), 10/20/2028(d) (n)		2,061	824,421
Dealer Tire Financial, LLC 7.86% (CME Term SOFR 1 Month + 3.50%), 07/02/2031(n)		287	286,670
LTR Intermediate Holdings, Inc. 8.97% (CME Term SOFR 1 Month + 4.50%), 05/05/2028(n)		863	845,509

			1,956,600

Technology – 1.0%
Ascend Learning LLC 10.21% (CME Term SOFR 1 Month + 5.75%), 12/10/2029(n)		840	831,600
Boxer Parent Co., Inc. 8.335% (CME Term SOFR 3 Month + 3.75%), 07/30/2031(n)		1,464	1,474,466
Clover Holdings Ltd. 7.75% (FIXED 1 + 7.75%), 11/01/2031(d)		2,132	2,132,000
Clover Holdings SPV III LLC 12/09/2027(d) (o)		140	140,597
FinThrive Software Intermediate Holdings, Inc. 8.49% (CME Term SOFR 1 Month + 4.00%), 12/17/2028(d) (n)		66	56,760
11.24% (CME Term SOFR 1 Month + 6.75%), 12/17/2029(d) (n)		363	234,135
Icon Parent Inc. 7.52% (CME Term SOFR 3 Month + 3.00%), 11/13/2031(n)		1,273	1,276,577
Loyalty Ventures, Inc. 14.00% (PRIME 3 Month + 5.50%), 11/03/2027(d) (f) (g) (l) (n)		1,518	11,388
Peraton Corp. 8.21% (CME Term SOFR 1 Month + 3.75%), 02/01/2028(n)		603	559,706
Polaris Newco, LLC 8.85% (CME Term SOFR 3 Month + 4.00%), 06/02/2028(n)		1,271	1,272,013
Project Alpha Intermediate Holdings, Inc. 11/22/2032(d) (o)		1,240	1,254,731
Veritas US, Inc. 12/09/2029(d) (o)		340	338,077

			9,582,050

Transportation - Airlines – 0.2%
AS Mileage Plan IP Ltd. 6.66% (CME Term SOFR 3 Month + 2.00%), 10/15/2031(n)		710	712,485

	Principal Amount (000)		U.S. $ Value

Delta Air Lines, Inc. 8.37% (CME Term SOFR 3 Month + 3.75%), 10/20/2027(n)	U.S.$	211	$214,248
JetBlue Airways Corp. 9.85% (CME Term SOFR 3 Month + 5.50%), 08/27/2029(n)		1,341	1,349,301

			2,276,034

Transportation - Services – 0.2%
Third Coast Infrastructure LLC 8.61% (CME Term SOFR 1 Month + 4.25%), 09/25/2030(d) (n)		1,700	1,694,696

			40,737,237

Financial Institutions – 0.5%
Banking – 0.0%
Orbit Private Holdings I Ltd. 8.11% (CME Term SOFR 3 Month + 3.75%), 12/11/2028(d) (n)		233	235,436

Brokerage – 0.1%
Jane Street Group LLC 6.40% (CME Term SOFR 3 Month + 2.00%), 12/10/2031(n)		1,526	1,519,433

Insurance – 0.4%
Asurion LLC 8.71% (CME Term SOFR 1 Month + 4.25%), 08/19/2028(n)		1,631	1,630,950
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 7.585% (CME Term SOFR 3 Month + 3.00%), 07/31/2031(n)		1,262	1,268,147
Truist Insurance Holdings 9.08% (CME Term SOFR 3 Month + 4.75%), 05/06/2032(n)		768	784,911

			3,684,008

			5,438,877

Total Bank Loans (cost $49,068,199)			46,176,114

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.4%
Risk Share Floating Rate – 1.6%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class B 13.88% (CME Term SOFR + 9.31%), 10/25/2027(i)		591	604,700
Series 2015-DNA2, Class B 12.23% (CME Term SOFR + 7.66%), 12/25/2027(i)		1,124	1,155,058
Series 2015-DNA3, Class B 14.03% (CME Term SOFR + 9.46%), 04/25/2028(i)		1,011	1,071,868
Series 2015-HQA1, Class B 13.48% (CME Term SOFR + 8.91%), 03/25/2028(i)		998	1,035,612
Series 2016-DNA4, Class B 13.28% (CME Term SOFR + 8.71%), 03/25/2029(i)		389	430,814
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 1M2 10.38% (CME Term SOFR + 5.81%), 04/25/2028(i)		757	785,179
Series 2015-C04, Class 2M2 10.23% (CME Term SOFR + 5.66%), 04/25/2028(i)		176	176,582

	Principal Amount (000)		U.S. $ Value

Series 2016-C01, Class 1B 16.43% (CME Term SOFR + 11.86%), 08/25/2028(i)	U.S.$	670	$740,418
Series 2016-C01, Class 2M2 11.63% (CME Term SOFR + 7.06%), 08/25/2028(i)		73	76,386
Series 2016-C02, Class 1B 16.93% (CME Term SOFR + 12.36%), 09/25/2028(i)		445	500,165
Series 2016-C02, Class 1M2 10.68% (CME Term SOFR + 6.11%), 09/25/2028(i)		166	171,002
Series 2016-C03, Class 1B 16.43% (CME Term SOFR + 11.86%), 10/25/2028(i)		370	416,565
Series 2016-C03, Class 2B 17.43% (CME Term SOFR + 12.86%), 10/25/2028(i)		629	715,568
Series 2016-C04, Class 1B 14.93% (CME Term SOFR + 10.36%), 01/25/2029(i)		1,471	1,650,989
Series 2016-C05, Class 2B 15.43% (CME Term SOFR + 10.86%), 01/25/2029(i)		1,805	2,030,067
Series 2016-C06, Class 1B 13.93% (CME Term SOFR + 9.36%), 04/25/2029(i)		1,271	1,427,816
Series 2016-C07, Class 2B 14.18% (CME Term SOFR + 9.61%), 05/25/2029(i)		1,549	1,745,832
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 10.18% (CME Term SOFR + 5.61%), 10/25/2025(b) (i)		339	348,780
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 10.18% (CME Term SOFR + 5.61%), 11/25/2025(b) (i)		109	113,222

			15,196,623

Non-Agency Fixed Rate – 0.3%
Alternative Loan Trust Series 2006-HY12, Class A5 4.47%, 08/25/2036		398	366,896
Series 2006-42, Class 1A6 6.00%, 01/25/2047		435	225,589
Series 2006-24CB, Class A15 5.75%, 08/25/2036(i)		465	232,884
Series 2006-J1, Class 1A10 5.50%, 02/25/2036		484	324,577
Series 2006-J5, Class 1A1 6.50%, 09/25/2036		453	234,981
Bear Stearns ARM Trust Series 2007-3, Class 1A1 4.275%, 05/25/2047		65	57,718
Series 2007-4, Class 22A1 4.43%, 06/25/2047		276	247,658
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 02/25/2037		399	136,655
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 4.94%, 09/25/2047		77	69,111
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.71%, 03/25/2037		41	34,277
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 03/25/2037		382	338,644

	Principal Amount (000)		U.S. $ Value

Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035	U.S.$	158	$135,506
Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 08/25/2036		126	55,863
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-9, Class A4 4.20%, 10/25/2036		1,196	321,603
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 6.68%, 12/28/2037		236	206,814

			2,988,776

Non-Agency Floating Rate – 0.3%
Alternative Loan Trust Series 2007-7T2, Class A3 5.05% (CME Term SOFR 1 Month + 0.71%), 04/25/2037(i)		1,935	662,082
CHL Mortgage Pass-Through Trust Series 2007-13, Class A7 5.05% (CME Term SOFR 1 Month + 0.71%), 08/25/2037(i)		286	100,101
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A6 1.10% (5.44% - CME Term SOFR 1 Month), 04/25/2037(i) (p)		70	4,652
Series 2007-FA2, Class 1A10 4.70% (CME Term SOFR 1 Month + 0.36%), 04/25/2037(i)		208	48,813
Lehman XS Trust Series 2007-10H, Class 2AIO 2.33% (6.89% - CME Term SOFR 1 Month), 07/25/2037(i) (p)		92	7,926
Residential Accredit Loans, Inc. Trust Series 2006-QS18, Class 2A2 2.10% (6.44% - CME Term SOFR 1 Month), 12/25/2036(i) (p)		1,495	137,882
Wachovia Mortgage Loan Trust Series 2006-ALT1, Class A2 1.85% (CME Term SOFR 1 Month + 0.47%), 01/25/2037(i)		4,851	1,806,118

			2,767,574

Agency Fixed Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 4767, Class KI 6.00%, 03/15/2048(q)		7,276	1,437,696
Federal Home Loan Mortgage Corp. Strips Series 247, Class 54 5.50%, 04/15/2036(q)		3,384	634,059

			2,071,755

Total Collateralized Mortgage Obligations (cost $26,946,257)			23,024,728

EMERGING MARKETS - SOVEREIGNS – 2.3%
Angola – 0.3%
Angolan Government International Bond 8.00%, 11/26/2029(b)		835	744,494
8.25%, 05/09/2028(b)		200	188,062
9.50%, 11/12/2025(b)		2,118	2,122,342

			3,054,898

Argentina – 0.1%
Argentine Republic Government International Bond 0.75%, 07/09/2030(a)		191	147,471
4.125%, 07/09/2035(a) (m)		480	318,421

			465,892

	Principal Amount (000)		U.S. $ Value

Dominican Republic – 0.8%
Dominican Republic Central Bank Notes 10.50%, 01/17/2025(b)	DOP	146,500	$2,399,999
Dominican Republic International Bond 8.625%, 04/20/2027(b)	U.S.$	5,719	5,856,256

			8,256,255

Ecuador – 0.1%
Ecuador Government International Bond 5.50%, 07/31/2035(a) (b)		1,308	739,897

Egypt – 0.2%
Egypt Government International Bond 5.875%, 02/16/2031(b)		316	263,073
8.50%, 01/31/2047(b)		862	668,318
8.70%, 03/01/2049(b)		611	479,470
8.875%, 05/29/2050(b)		1,096	875,101

			2,285,962

El Salvador – 0.2%
El Salvador Government International Bond 8.625%, 02/28/2029(b)		1,181	1,221,154
9.65%, 11/21/2054(b)		350	366,296

			1,587,450

Guatemala – 0.0%
Guatemala Government Bond 6.05%, 08/06/2031(b)		420	411,205

Nigeria – 0.5%
Nigeria Government International Bond 6.125%, 09/28/2028(b)		3,176	2,877,265
6.50%, 11/28/2027(b)		1,418	1,343,910
7.14%, 02/23/2030(b)		721	650,385

			4,871,560

Ukraine – 0.1%
Ukraine Government International Bond Zero Coupon, 02/01/2030(a) (b)		109	59,274
Zero Coupon, 02/01/2034(a) (b)		409	168,733
1.75%, 02/01/2029(a) (b)		1,012	694,767
1.75%, 02/01/2035(a) (b)		111	61,212
1.75%, 02/01/2036(a) (b)		159	85,856

			1,069,842

Total Emerging Markets - Sovereigns (cost $22,091,472)			22,742,961

COLLATERALIZED LOAN OBLIGATIONS – 2.3%
CLO - Floating Rate – 2.3%
AMMC CLO 25 Ltd. Series 2022-25A, Class ER 11.41% (CME Term SOFR 3 Month + 6.75%), 04/15/2035(b) (i)		5,000	5,013,955
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 6.91% (CME Term SOFR 3 Month + 2.26%), 04/17/2033(b) (i)		2,358	2,361,348
Balboa Bay Loan Funding Ltd. Series 2021-2A, Class E 11.48% (CME Term SOFR 3 Month + 6.86%), 01/20/2035(b) (i)		1,000	997,913
Series 2022-1A, Class E 12.55% (CME Term SOFR 3 Month + 7.93%), 04/20/2034(b) (i)		3,700	3,701,428
Ballyrock CLO 15 Ltd. Series 2021-1A, Class D 11.14% (CME Term SOFR 3 Month + 6.48%), 04/15/2034(b) (i)		250	251,182

	Principal Amount (000)		U.S. $ Value

Crown Point CLO 11 Ltd. Series 2021-11A, Class E 11.72% (CME Term SOFR 3 Month + 7.07%), 01/17/2034(b) (i)	U.S.$	2,000	$2,003,980
Elmwood CLO IX Ltd. Series 2021-2A, Class E 10.83% (CME Term SOFR 3 Month + 6.21%), 07/20/2034(b) (i)		250	251,032
OCP CLO Ltd. Series 2021-21A, Class E 11.16% (CME Term SOFR 3 Month + 6.54%), 07/20/2034(b) (i)		250	251,116
Palmer Square CLO Ltd. Series 2021-3A, Class E 11.07% (CME Term SOFR 3 Month + 6.41%), 01/15/2035(b) (i)		4,100	4,115,978
Rad CLO 10 Ltd. Series 2021-10A, Class E 10.74% (CME Term SOFR 3 Month + 6.11%), 04/23/2034(b) (i)		750	752,279
Rad CLO 11 Ltd. Series 2021-11A, Class E 11.17% (CME Term SOFR 3 Month + 6.51%), 04/15/2034(b) (i)		355	356,628
Regatta XIX Funding Ltd. Series 2022-1A, Class E 11.50% (CME Term SOFR 3 Month + 6.88%), 04/20/2035(b) (i)		349	351,037
Sixth Street CLO XVIII Ltd. Series 2021-18A, Class E 11.38% (CME Term SOFR 3 Month + 6.76%), 04/20/2034(b) (i)		1,238	1,245,098
Sixth Street CLO XX Ltd. Series 2021-20A, Class E 11.03% (CME Term SOFR 3 Month + 6.41%), 10/20/2034(b) (i)		679	682,778

Total Collateralized Loan Obligations (cost $22,151,945)			22,335,752

GOVERNMENTS - TREASURIES – 1.8%
Colombia – 0.2%
Colombian TES Series B 7.25%, 10/26/2050	COP	14,439,300	1,934,096

United States – 7 1.6%
U.S. Treasury Bonds 2.75%, 11/15/2042(r)	U.S.$	2,154	1,610,451
5.00%, 05/15/2037(r)		1,824	1,888,980
5.25%, 02/15/2029		320	331,050
6.125%, 11/15/2027(s)		1,000	1,047,188
U.S. Treasury Notes 2.25%, 02/15/2027(s)		10,811	10,373,204
2.875%, 08/15/2028		606	576,553

			15,827,426

Total Governments - Treasuries (cost $19,276,669)			17,761,522

QUASI-SOVEREIGNS – 1.2%
Quasi-Sovereign Bonds – 1.2%
Azerbaijan – 0.1%
Southern Gas Corridor CJSC 6.875%, 03/24/2026(b)		1,045	1,056,871

Chile – 0.2%
Corp. Nacional del Cobre de Chile 3.00%, 09/30/2029(b)		915	813,600
5.95%, 01/08/2034(b)		979	973,187
6.44%, 01/26/2036(b)		453	461,352

			2,248,139

	Principal Amount (000)		U.S. $ Value

Mexico – 0.5%
Comision Federal de Electricidad 3.35%, 02/09/2031(b)	U.S.$	775	$639,638
4.69%, 05/15/2029(b)		1,603	1,500,969
4.75%, 02/23/2027(b)		258	252,358
Petroleos Mexicanos 6.49%, 01/23/2027		463	448,387
6.50%, 01/23/2029		355	330,402
8.75%, 06/02/2029		2,077	2,078,156

			5,249,910

South Africa – 0.3%
Eskom Holdings SOC Ltd. 7.125%, 02/11/2025(b)		1,261	1,259,424
Transnet SOC Ltd. 8.25%, 02/06/2028(b)		1,300	1,325,597

			2,585,021

Turkey – 0.1%
TC Ziraat Bankasi AS 8.00%, 01/16/2029(b)		354	366,545
Turkiye Ihracat Kredi Bankasi AS 9.00%, 01/28/2027(b)		208	218,855

			585,400

Total Quasi-Sovereigns (cost $11,746,207)			11,725,341

GOVERNMENTS - SOVEREIGN BONDS – 0.5%
Colombia – 0.2%
Colombia Government International Bond 4.125%, 05/15/2051		1,058	606,763
8.00%, 11/14/2035		954	959,724

			1,566,487

Panama – 0.1%
Panama Government International Bond 7.50%, 03/01/2031		447	453,565
Panama Notas del Tesoro 3.75%, 04/17/2026		468	451,812

			905,377

Romania – 0.2%
Romanian Government International Bond 5.75%, 03/24/2035(b)		1,630	1,453,764
6.375%, 01/30/2034(b)		336	320,870

			1,774,634

Trinidad and Tobago – 0.0%
Trinidad & Tobago Government International Bond 4.50%, 08/04/2026(b)		240	234,750

Total Governments - Sovereign Bonds (cost $5,083,706)			4,481,248

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.4%
United States – 0.4%
State of California Series 2010 7.60%, 11/01/2040		750	893,130
State of Illinois Series 2010 7.35%, 07/01/2035		1,505	1,604,176
Wisconsin Public Finance Authority Series 2021 5.75%, 07/25/2041(h)		1,435	1,272,305

Total Local Governments - US Municipal Bonds (cost $3,698,648)			3,769,611

	Principal Amount (000)		U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.3%
Non-Agency Fixed Rate CMBS – 0.3%
Commercial Mortgage Trust Series 2012-CR3, Class F 4.29%, 10/15/2045(b)	U.S.$	41	$2,325
Series 2013-LC6, Class D 3.92%, 01/10/2046(b)		1,032	972,274
WFRBS Commercial Mortgage Trust Series 2011-C4, Class D 4.98%, 06/15/2044(b)		748	689,169
Series 2014-C25, Class D 3.80%, 11/15/2047(b)		1,807	1,734,827

Total Commercial Mortgage-Backed Securities (cost $3,392,264)			3,398,595

ASSET-BACKED SECURITIES – 0.3%
Other ABS - Floating Rate – 0.2%
Pagaya AI Debt Series 2024-S1, Class ABC 7.29%, 09/15/2031(b) (d)		1,957	1,991,533
Pagaya AI Debt Trust Series 2022-6, Class A4 21.12%, 05/15/2030(b) (d)		62	62,344

			2,053,877

Autos - Fixed Rate – 0.1%
Flagship Credit Auto Trust Series 2019-4, Class E 4.11%, 03/15/2027(b)		770	765,915

Other ABS - Fixed Rate – 0.0%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-36, Class PT 0.505%, 10/17/2044(h)		1	1,098

Total Asset-Backed Securities (cost $2,790,891)			2,820,890

EMERGING MARKETS - TREASURIES – 0.2%
South Africa – 0.2%
Republic of South Africa Government Bond Series 2035 8.875%, 02/28/2035 (cost $2,319,291)		45,755	2,205,890

INFLATION-LINKED SECURITIES – 0.2%
Colombia – 0.2%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035(h) (cost $3,071,502)		10,747,102	2,171,112

	Shares

COMMON STOCKS – 0.2%
Financial Institutions – 0.1%
Other Finance – 0.1%
Curo Group Holdings LLC(d) (f) (g)		161,756	778,531

Energy – 0.1%
Energy Equipment & Services – 0.0%
BIS Industries Holdings Ltd.(d) (f) (g)		838,296	1
CHC Group LLC(d) (f) (g)		21,009	4

			5

Oil, Gas & Consumable Fuels – 0.1%
New Fortress Energy, Inc.(f) (g)		49,249	744,652

			744,657

Company	Shares		U.S. $ Value

Consumer Discretionary – 0.0%
Broadline Retail – 0.0%
ATD New Holdings, Inc.(d) (g)		20,185	$20
K201640219 South Africa Ltd. - Class A(d) (f) (g)		12,695,187	13
K201640219 South Africa Ltd. - Class B(d) (f) (g)		2,009,762	2

			35

Diversified Consumer Services – 0.0%
AG Tracker(d) (f) (g)		68,037	0
CWT Travel Holdings, Inc.(d) (g)		3,766	13,181
Paysafe Ltd.(g)		10,709	183,124

			196,305

Leisure Products – 0.0%
New Cotai LLC/New Cotai Capital Corp.(d) (f) (g)		3	0

			196,340

Industrials – 0.0%
Electrical Equipment – 0.0%
Exide Technologies(d) (f) (g)		643	120,884

Consumer Staples – 0.0%
Household Products – 0.0%
Southeastern Grocers, Inc.(d) (f) (g) (j)		105,865	15,880

Total Common Stocks (cost $13,850,031)			1,856,292

PREFERRED STOCKS – 0.1%
Industrials – 0.1%
Technology – 0.0%
Veritas US, Inc.(g)		7,516	154,364

Trading Companies & Distributors – 0.1%
WESCO International, Inc. Series A 10.625%		35,175	897,666

Total Preferred Stocks (cost $1,103,327)			1,052,030

RIGHTS – 0.0%
Vistra Energy Corp., expiring 12/31/2049(d) (g) (cost $0)		10,721	13,133

SHORT-TERM INVESTMENTS – 1.6%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.43%(t) (u) (v) (cost $11,116,802)		11,116,802	11,116,802

	Principal Amount (000)

Time Deposits – 0.4%
BBH, New York 2.35%, 01/02/2025	NOK	1,720	151,110
Citibank, London 1.71%, 01/02/2025	EUR	773	800,517
Citibank, New York 3.68%, 01/02/2025	U.S.$	2,267	2,266,698
Royal Bank of Canada, London 3.67%, 01/02/2025	GBP	65	81,325
Royal Bank of Canada, Toronto 2.05%, 01/02/2025	CAD	1,155	803,475
SEB, Stockholm (0.93)%, 01/02/2025	SEK	10	918

	Principal Amount (000)		U.S. $ Value

Standard Chartered Bank, Johannesburg 6.00%, 01/02/2025	ZAR	38	$2,013

Total Time Deposits (cost $4,106,056)			4,106,056

Corporates – Non-Investment Grade - 0.1%
Industrial – 0.1%
Transportation – Airlines – 0.1%
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 11.30% (SOFR + 0.07%), 12/19/2025 (f) (h) (i)	U.S.$	533	533,000

(cost $533,000)			533,000

Total Short-Term Investments (cost $15,755,858)			15,755,858

Total Investments – 99.2% (cost $1,014,221,286)(w)			970,747,769
Other assets less liabilities – 0.8%			7,683,394

Net Assets – 100.0%			$978,431,163

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	90	March 2025	$10,018,125	$(139,187)
U.S. T-Note 5 Yr (CBT) Futures	513	March 2025	54,534,305	(267,742)
Sold Contracts
U.S. Long Bond (CBT) Futures	65	March 2025	7,399,844	299,320
U.S. T-Note 10 Yr (CBT) Futures	234	March 2025	25,447,500	258,766

				$151,157

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)			In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	372		USD	60	01/03/2025	$(140)
Bank of America NA	USD	64		BRL	372	01/03/2025	(3,677)
Bank of America NA	GBP	3,169		USD	4,081	01/16/2025	113,722
Bank of America NA	PEN	162		USD	43	01/16/2025	(96)
Bank of America NA	USD	15		CLP	14,403	01/16/2025	(472)
Bank of America NA	USD	2,014		GBP	1,564	01/16/2025	(56,124)
Bank of America NA	DOP	106,564		USD	1,751	01/17/2025	4,501
Bank of America NA	KRW	42,944		USD	30	01/17/2025	477
Bank of America NA	USD	0	**	TWD	6	02/27/2025	(3)
Barclays Bank PLC	USD	32		PEN	120	01/16/2025	(412)
Barclays Bank PLC	KRW	41,977		USD	31	01/17/2025	2,122
Barclays Bank PLC	USD	34		INR	2,871	03/06/2025	(393)
BNP Paribas SA	ZAR	41,563		USD	2,278	02/14/2025	83,846
Brown Brothers Harriman & Co.	GBP	42		USD	54	01/16/2025	1,492
Brown Brothers Harriman & Co.	CNH	860		USD	118	01/23/2025	1,186
Brown Brothers Harriman & Co.	USD	71		CNH	517	01/23/2025	(842)
Brown Brothers Harriman & Co.	CZK	1,209		USD	51	01/24/2025	969
Brown Brothers Harriman & Co.	HUF	16,678		USD	43	01/24/2025	935
Brown Brothers Harriman & Co.	PLN	304		USD	74	01/24/2025	750
Brown Brothers Harriman & Co.	USD	29		PLN	120	01/24/2025	(167)
Brown Brothers Harriman & Co.	AUD	127		USD	82	02/05/2025	2,992
Brown Brothers Harriman & Co.	CAD	41		USD	30	02/05/2025	1,144
Brown Brothers Harriman & Co.	NOK	355		USD	31	02/05/2025	53
Brown Brothers Harriman & Co.	NZD	14		USD	8	02/05/2025	386
Brown Brothers Harriman & Co.	USD	99		AUD	156	02/05/2025	(1,863)
Brown Brothers Harriman & Co.	USD	1,020		CAD	1,409	02/05/2025	(38,858)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman & Co.	USD	81	NOK	904	02/05/2025	$(2,057)
Brown Brothers Harriman & Co.	USD	73	SEK	801	02/05/2025	(390)
Brown Brothers Harriman & Co.	USD	3	SGD	4	02/14/2025	(38)
Brown Brothers Harriman & Co.	USD	63	ZAR	1,167	02/14/2025	(1,416)
Brown Brothers Harriman & Co.	MXN	589	USD	29	02/20/2025	901
Brown Brothers Harriman & Co.	USD	34	MXN	702	02/20/2025	(1,025)
Brown Brothers Harriman & Co.	EUR	116	USD	121	02/27/2025	1,431
Brown Brothers Harriman & Co.	USD	3	CHF	3	02/27/2025	(62)
Citibank NA	KRW	89,824	USD	67	01/17/2025	6,241
Citibank NA	USD	38	KRW	53,472	01/17/2025	(1,678)
Citibank NA	USD	70	IDR	1,087,689	01/24/2025	(2,406)
Citibank NA	INR	2,529	USD	30	03/06/2025	255
Deutsche Bank AG	EUR	51,538	USD	54,216	02/27/2025	707,795
HSBC Bank USA	USD	29	PEN	110	01/16/2025	116
Morgan Stanley Capital Services LLC	BRL	372	USD	60	01/03/2025	106
Morgan Stanley Capital Services LLC	USD	60	BRL	372	01/03/2025	140
Morgan Stanley Capital Services LLC	COP	24,282,391	USD	5,464	01/16/2025	(37,127)
Morgan Stanley Capital Services LLC	USD	44	COP	197,285	01/16/2025	302
Morgan Stanley Capital Services LLC	KRW	41,951	USD	30	01/17/2025	1,619
Morgan Stanley Capital Services LLC	USD	33	KRW	45,059	01/17/2025	(2,236)
Morgan Stanley Capital Services LLC	USD	60	BRL	372	02/04/2025	(123)

						$781,876

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
Qatar Government International Bond, 9.75%, 06/15/2030, 12/20/2029*	1.00%	Quarterly	0.44%	USD	9,910	$(251,199)	$(252,224)	$1,025
Saudi Government International Bond, 4.00%, 04/17/2025, 12/20/2029*	1.00	Quarterly	0.65	USD	4,960	(79,912)	(78,566)	(1,346)
Sale Contracts
CDX-NAHY Series 43, 5 Year Index, 12/20/2029*	5.00	Quarterly	3.12	USD	82,310	6,475,479	5,561,524	913,955
Hertz Corp. (The), 5.000%, 12/01/2029, 06/20/2029*	5.00	Quarterly	19.29	USD	140	(51,607)	(19,303)	(32,304)
iTraxx- XOVER Series 42, 5 Year Index, 12/20/2029*	5.00	Quarterly	3.14	EUR	46,230	3,838,465	3,949,644	(111,179)

						$9,931,226	$9,161,075	$770,151

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	20	11/21/2034	3.869%	1 Day SOFR	Annual	$346	$—	$346
USD	10	12/30/2034	1 Day SOFR	4.141%	Annual	55	—	55

						$401	$—	$401

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at December 31, 2024
Barclays Capital, Inc.†	USD	508	1.25%	—	$508,164
Barclays Capital, Inc.†	USD	1,041	2.50	—	1,041,880
Clear Street LLC†	USD	838	3.75	—	847,108
Nomura UK†	USD	491	2.50	—	493,580
Standard Chartered Bank†	USD	716	2.25	—	719,118
Standard Chartered Bank†	USD	254	4.00	—	256,504

					$3,866,354

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on December 31, 2024.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Corporates - Non-Investment Grade	$1,041,880	$-0-	$-0-	$-0-	$1,041,880
Corporates - Investment Grade	1,340,688	-0-	-0-	-0-	1,340,688
Emerging Markets - Corporate Bonds	1,227,282	-0-	-0-	-0-	1,227,282
Emerging Markets - Sovereigns	256,504	-0-	-0-	-0-	256,504

Total	$3,866,354	$-0-	$-0-	$-0-	$3,866,354

**	Contract amount less than 500.
(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2024.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $729,112,478 or 74.52% of net assets.

(c)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2024.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Defaulted matured security.
(f)	Fair valued by the Adviser.
(g)	Non-income producing security.

(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.42% of net assets as of December 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
BBFI Liquidating Trust Zero Coupon, 12/30/2099	01/18/2013 - 06/17/2022	$668,497	$219,833	0.02%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-36, Class PT 0.505%, 10/17/2044	09/04/2019	1,115	1,098	0.00%
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030	11/14/2023	11,262	1,362	0.00%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035	03/04/2016	3,071,502	2,171,112	0.22%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	01/31/2017 - 06/30/2022	1,100,178	0	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	01/31/2017 - 06/30/2022	770,975	0	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023	05/15/2013 - 02/19/2015	2,295,760	0	0.00%
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 11.30%, 12/19/2025	12/23/2024	533,000	533,000	0.05%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2025	01/23/2014 - 01/27/2014	2,385,177	406	0.00%
Virgolino de Oliveira Finance SA 10.875%, 01/13/2020	06/09/2014	477,418	48	0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2025	01/29/2014 - 02/05/2014	833,041	161	0.00%
Wisconsin Public Finance Authority Series 2021 5.75%, 07/25/2041	08/03/2021	1,435,000	1,272,305	0.13%

(i)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2024.
(j)	Escrow Shares.
(k)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(l)	Defaulted.
(m)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(n)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at December 31, 2024.
(o)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the Secured Overnight Financing Rate (“SOFR”) plus a premium which was determined at the time of purchase.

(p)	Inverse interest only security.
(q)	IO - Interest Only.
(r)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(s)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(t)	The rate shown represents the 7-day yield as of period end.
(u)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(v)	Affiliated investments.
(w)

As of December 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,468,652 and gross unrealized depreciation of investments was $(63,238,584), resulting in net unrealized depreciation of $(41,769,932).

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

DOP – Dominican Peso

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

AD – Assessment District

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CJSC – Closed Joint Stock Company

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

CVR – Contingent Value Right

EURIBOR – Euro Interbank Offered Rate

JSC – Joint Stock Company

REIT – Real Estate Investment Trust

REMICS – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

COUNTRY BREAKDOWN1

December 31, 2024 (unaudited)

67.7%	United States
3.4%	United Kingdom
2.4%	Canada
2.3%	France
1.5%	Brazil
1.4%	Colombia
1.4%	Germany
1.3%	Mexico
1.2%	Spain
1.2%	Italy
1.0%	India
1.0%	Luxembourg
0.9%	Dominican Republic
11.7%	Other
1.6%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.8% or less in the following: Angola, Argentina, Australia, Austria, Azerbaijan, Cayman Islands, Chile, China, Czech Republic, Ecuador, Egypt, El Salvador, Finland, Guatemala, Hong Kong, Indonesia, Ireland, Israel, Jamaica, Japan, Jersey (Channel Islands), Kazakhstan, Kuwait, Macau, Malaysia, Morocco, Netherlands, Nigeria, Norway, Panama, Peru, Puerto Rico, Romania, Serbia, Slovenia, South Africa, Switzerland, Trinidad and Tobago, Turkey, Ukraine, Uzbekistan and Zambia.

AB Global High Income Fund

December 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2024:

Investments in Securities	Level 1	Level 2	Level 3		Total

Assets:
Corporates - Non-Investment Grade	$-0-	$583,103,730	$4,548,504	#	$587,652,234
Corporates - Investment Grade	-0-	141,020,504	-0-		141,020,504
Emerging Markets - Corporate Bonds	-0-	60,562,144	221,810	#	60,783,954
Bank Loans	-0-	36,735,388	9,440,726		46,176,114
Collateralized Mortgage Obligations	-0-	23,024,728	-0-		23,024,728
Emerging Markets - Sovereigns	-0-	22,742,961	-0-		22,742,961
Collateralized Loan Obligations	-0-	22,335,752	-0-		22,335,752
Governments - Treasuries	-0-	17,761,522	-0-		17,761,522
Quasi-Sovereigns	-0-	11,725,341	-0-		11,725,341
Governments - Sovereign Bonds	-0-	4,481,248	-0-		4,481,248
Local Governments - US Municipal Bonds	-0-	3,769,611	-0-		3,769,611
Commercial Mortgage-Backed Securities	-0-	3,398,595	-0-		3,398,595
Asset-Backed Securities	-0-	767,013	2,053,877		2,820,890
Emerging Markets - Treasuries	-0-	2,205,890	-0-		2,205,890
Inflation-Linked Securities	-0-	2,171,112	-0-		2,171,112
Common Stocks	927,776	-0-	928,516	#	1,856,292
Preferred Stocks	897,666	154,364	-0-		1,052,030
Rights	-0-	-0-	13,133		13,133
Short-Term Investments:
Investment Companies	11,116,802	-0-	-0-		11,116,802
Time Deposits	4,106,056	-0-	-0-		4,106,056
Corporates - Non-Investment Grade	-0-	533,000	-0-		533,000

Total Investments in Securities	17,048,300	936,492,903	17,206,566		970,747,769
Other Financial Instruments*:
Assets
Futures	558,086	-0-	-0-		558,086
Forward Currency Exchange Contracts	-0-	933,481	-0-		933,481
Centrally Cleared Credit Default Swaps	-0-	10,313,944	-0-		10,313,944
Centrally Cleared Interest Rate Swaps	-0-	401	-0-		401
Liabilities
Futures	(406,929)	-0-	-0-		(406,929)
Forward Currency Exchange Contracts	-0-	(151,605)	-0-		(151,605)
Centrally Cleared Credit Default Swaps	-0-	(382,718)	-0-		(382,718)

Total	$17,199,457	$947,206,406	$17,206,566		$981,612,429

#	The Fund held securities with zero market value at period end.
*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#	Emerging Markets - Corporate Bonds#	Bank Loans	Asset-Backed Securities
Balance as of 03/31/24	$1,389,097	$227,898	$1,157,447	$80,047
Accrued discounts/(premiums)	16,723	3,716	-0-	(75)
Realized gain (loss)	-0-	15,103	29,137	-0-
Change in unrealized appreciation (depreciation)	260,717	12,769	(831,285)	16,624
Purchases	2,881,967	3,238,390	8,453,655	2,860,000
Sales/Paydowns	-0-	(3,276,066)	(1,156,964)	(902,719)
Transfers into Level 3	-0-	-0-	1,788,736	-0-
Transfers out of Level 3	-0-	-0-	-0-	-0-

Balance as of 12/31/24	$4,548,504	$221,810	$9,440,726	$2,053,877

Net change in unrealized appreciation (depreciation) from investments held as of 12/31/24	$260,716	$(3,227,275)	$(795,485)	$16,624

	Common Stocks#	Rights	Total
Balance as of 03/31/24	$1,169,581	$13,133	$4,037,203
Accrued discounts/(premiums)	-0-	-0-	20,364
Realized gain (loss)	(417,832)	-0-	(373,592)
Change in unrealized appreciation (depreciation)	(3,230,875)	-0-	(3,772,050)
Purchases	3,417,696	-0-	20,851,708
Sales/Paydowns	(10,058)	-0-	(5,345,807)
Transfers into Level 3	4	-0-	1,788,740
Transfers out of Level 3	-0-	-0-	-0-

Balance as of 12/31/24	$928,516	$13,133	$17,206,566

Net change in unrealized appreciation (depreciation) from investments held as of 12/31/24	$(3,452,423)	$-0-	$(7,197,843)

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at December 31, 2024. Securities priced (i) by third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 12/31/24	Valuation Technique	Unobservable Input	Input
Corporates - Non-Investment Grade	$-0-	Qualitative Assessment		$0.00
	$-0-	Recovery		$0.00

	$-0-

Emerging Markets - Corporate Bonds.	$219,833	Recovery	Expected Sale Price	$28.19
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$219,833

Common Stocks	$120,884	Guideline Public Company, Discounted Cash Flow, and Optional Value	Volatility, Weighted Average Cost of Capital, and Discount Rate	$188.00
	$1	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$120,885

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Expected Sale Price and Volatility, Weighted Average Cost of Capital in isolation would be expected to result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in Discount Rate in isolation would be expected to result in a significantly lower (higher) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended December 31, 2024 is as follows:

Fund	Market Value 3/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/24 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$7,585	$187,736	$184,204	$11,117	$436